Document And Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 09, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nova Lifestyle, Inc.
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,536,567
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to Registration Statement on Form S-1 (File No. 333-177353), which was declared effective by the Securities and Exchange Commission on October 28, 2012, is being filed to update disclosure to include updated consolidated financial statements for the period ended September 30, 2012 and other information contained in the prospectus. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.
Entity Central Index Key	0001473334
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,712,185	$ 2,505,179	$ 985,004
Accounts receivable, net	24,452,857	18,974,612	5,921,872
Accounts receivable - related party	0	28,289	565,170
Due from factor	0	203,351	0
Advance to suppliers	1,614,369	349,767	326,010
Inventories	2,778,627	1,848,081	1,017,704
Prepaid expenses and other receivable	202,350	113,853	126,394
Deferred tax asset	156,208	156,974	115,237
Total Current Assets	30,916,596	24,180,106	9,057,391
Noncurrent Assets
Heritage and cultural assets	127,873	128,687
Plant, property and equipment, net	8,594,748	8,721,186	8,192,937
Construction in progress	2,319,560	91,466	75,498
Construction deposit	796,241	634,830
Lease deposit	27,652
Goodwill	218,606	218,606
Intangible assets, net	1,220,310	724,465	471,812
Deferred tax asset, net	187,782	118,144
Total Noncurrent Assets	13,492,772	10,637,384	8,740,247
Total Assets	44,409,368	34,817,490	17,797,638
Current Liabilities
Accounts payable	5,081,639	6,758,058	1,160,634
Line of credit	4,535,745
Advance from customers	77,608	91,021	25,016
Accrued liabilities and other payables	925,930	834,128	1,065,421
Taxes payable	863,740	198,984	197,785
Due to related party		0	197,776
Total Current Liabilities	11,484,662	7,882,191	2,646,632
Noncurrent Liabilities
Deferred rent payable	54,122	58,949	43,169
Deferred tax liability, net			1,274
Income tax payable	4,407,302	4,016,266	2,368,795
Total Noncurrent Liabilities	4,461,424	4,075,215	2,413,238
Total Liabilities	15,946,086	11,957,406	5,059,870
Contingencies and Commitments	0	0	0
Stockholders' Equity
Common stock, $0.001 par value; 75,000,000 shares authorized, 18,536,567 and 17,898,267 and 9,685,000 shares issued and outstanding as of September 30, 2012, December 31, 2011 and 2010, respectively	18,537	17,898	9,685
Additional paid-in capital	19,107,845	17,074,535	10,902,815
Subscription receivable	(1,950,000)	(1,950,000)
Statutory reserves	6,241	6,241	6,241
Accumulated other comprehensive income	2,060,707	2,138,974	1,611,756
Retained earnings	9,219,952	5,572,436	207,271
Total Stockholders' Equity	28,463,282	22,860,084	12,737,768
Total Liabilities and Stockholders' Equity	$ 44,409,368	$ 34,817,490	$ 17,797,638

CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	18,536,567	17,898,267	9,685,000
Common stock, shares outstanding	18,536,567	17,898,267	9,685,000

CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net Sales (Including sales to related party of $0 and $902,638 during the nine months ended September 30, 2012 and 2011; $0 and $277,056 during the three months ended September 30, 2012 and 2011; and $902,638 and $1,491,875 during the years ended December 31, 2011 and 2010, respectively)	$ 19,204,877	$ 11,187,474	$ 46,351,192	$ 26,079,694	$ 43,162,026	$ 28,818,982
Cost of Sales	15,369,908	7,994,772	35,690,294	18,645,205	31,048,952	21,242,024
Gross Profit	3,834,969	3,192,702	10,660,898	7,434,489	12,113,074	7,576,958
Operating Expenses
Selling expenses	968,443	421,437	2,322,996	1,216,546	1,865,086	959,673
General and administrative expenses	1,096,354	770,877	3,457,455	2,187,875	3,308,312	1,205,881
Loss on disposal of plant, property and equipment	0	0	123,587	0	0	144,732
Total Operating Expenses	2,064,797	1,192,314	5,904,038	3,404,421	5,173,398	2,310,286
Income From Operations	1,770,172	2,000,388	4,756,860	4,030,068	6,939,676	5,266,672
Other Income (Expenses)
Non-operating income (expense)	15,642	11,245	(7,397)	21,719	52,043	57,844
Foreign exchange transaction gain (loss)	(23,936)	(18,721)	39	(79,450)	(90,609)	(66,419)
Interest income	0	0	0	0	1,402	2,549
Financial expense	(7,443)	(33,499)	(54,341)	(49,821)	(76,836)	(22,556)
Total Other Expenses, Net	(15,737)	(40,975)	(61,699)	(107,552)	(114,000)	(28,582)
Income Before Income Tax	1,754,435	1,959,413	4,695,161	3,922,516	6,825,676	5,238,090
Income Tax Expense	510,542	277,824	1,047,646	655,859	1,460,511	1,035,081
Net Income	1,243,893	1,681,589	3,647,515	3,266,657	5,365,165	4,203,009
Other Comprehensive Income
Foreign currency translation	(29,182)	187,219	(78,267)	423,204	527,218	294,871
Comprehensive Income	$ 1,214,711	$ 1,868,808	$ 3,569,248	$ 3,689,861	$ 5,892,383	$ 4,497,880
Basic weighted average shares outstanding (in Shares)	18,518,089	16,431,723	18,460,955	13,451,350	14,506,915	9,685,000
Diluted weighted average shares outstanding (in Shares)	18,709,596	16,641,815	18,652,892	13,522,150	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.07	$ 0.1	$ 0.2	$ 0.24	$ 0.37	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.07	$ 0.1	$ 0.2	$ 0.24	$ 0.37	$ 0.43

CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net Sales - related party	$ 0	$ 277,056	$ 0	$ 902,638	$ 902,638	$ 1,491,875

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net Income	$ 3,647,515	$ 3,266,657	$ 5,365,165	$ 4,203,009
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	568,249	477,996	663,031	374,123
Stock compensation expense	22,917	0	0	0
Loss on fixed assets disposal	123,587	0	0	144,732
Changes in deferred tax	0	0	(172,474)	(42,407)
Bad debt allowance	247,228	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	(5,767,016)	(4,903,096)	(11,784,975)	(2,448,235)
Accounts receivable - related party	28,289	250,573	536,881	80,336
Advance to suppliers	(1,267,246)	(62,051)	(13,609)	(156,830)
Inventories	(937,622)	325,593	4,383	1,322,444
Note receivable	0	0	0	16,763
Other current assets	(4,566)	(68,076)	18,365	45,123
Accounts payable	(1,657,685)	1,412,664	3,754,075	149,571
Advance from customers	(13,379)	(25,498)	65,266	(96,590)
Accrued expenses and other payables	96,059	(457,172)	(412,246)	304,174
Deferred rent payable	(4,472)	9,873	13,243	4,049
Taxes payable	1,011,118	539,340	1,497,129	995,422
Net Cash (Used in) Provided by Operating Activities	(3,907,024)	766,803	(465,766)	4,895,684
Cash Flows From Investing Activities
Deposit on factory construction	(799,266)	(617,906)	(619,310)	0
Cash received from fixed assets disposal	8,357	141,231	141,231	0
Acquisition of Diamond Bar Outdoors, Inc.	0	(450,000)	(450,000)	0
Acquisition of intangible asset	(538,230)	(200,000)	(200,000)	0
Purchase of heritage and cultural assets	0	(125,053)	(125,541)	0
Purchase of property and equipment	(587,419)	(348,488)	(589,185)	(4,742,229)
Cash paid for construction in progress	(1,603,925)	0	(11,840)	0
Net Cash Used in Investing Activities	(3,520,483)	(1,600,216)	(1,854,645)	(4,742,229)
Advance to related parties	0	(1,556,901)	(1,560,085)	0
Repayment from related parties	0	1,355,314	1,357,289	332,373
Proceeds from subscription receivable	0	450,000	450,000	0
Proceeds of line of credit and bank loan	4,539,939	0	0	0
Cash proceeds from private placement, net	1,753,849	3,859,933	3,859,933	0
Payment for note payable	0	(80,000)	(80,000)	0
Due from factor	203,351	0	(203,351)	0
Cash received from warrants exercised	142,600	0	0	0
Contribution by cash	0	0	0	500,000
Dividend paid	0	0	0	(2,172,590)
Net Cash Provided by Financing Activities	6,639,739	4,028,346	3,823,786	(1,340,217)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(5,226)	(4,869)	16,800	(500)
Net decrease in cash and cash equivalents	(792,994)	3,190,064	1,520,175	(1,187,262)
Cash and cash equivalents, beginning of period	2,505,179	985,004	985,004	2,172,266
Cash and cash equivalents, ending of period	1,712,185	4,175,068	2,505,179	985,004
Cash paid during the period for:
Income tax payments	207,037	122,746	126,702	78,936
Interest expense	63,110	0	0	0
Supplemental Disclosure of Non-Cash Financing Activities
Subscription receivable from sales of common stock	0	2,400,000	2,400,000	0
Transfer from construction in progress to fixed assets	0	0	0	527,839
Construction deposit transfer to construction in progress	$ 633,212	$ 0	$ 0	$ 0

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	St. Joyal [Member] Common Stock [Member]	St. Joyal [Member] Additional Paid-in Capital [Member]	St. Joyal [Member] Subscription Receivable [Member]	St. Joyal [Member]	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance - at Dec. 31, 2009								$ 9,685	$ 10,402,815		$ 1,316,885	$ 6,241	$ (1,823,148)	$ 9,912,478
Balance - (in Shares) at Dec. 31, 2009								9,685,000
Capital contribution									500,000					500,000
Net income													4,203,009	4,203,009
Dividend declared and paid													(2,172,590)	(2,172,590)
Foreign currency translation gain											294,871			294,871
Balance - at Dec. 31, 2010								9,685	10,902,815		1,611,756	6,241	207,271	12,737,768
Balance - (in Shares) at Dec. 31, 2010								9,685,000						9,685,000
Sale of Stock	2,235	2,397,765	(1,950,000)	450,000	2,998	3,856,935	3,859,933
Sale of Stock (in Shares)	2,235,000				2,998,267
Outstanding common stock of registrant at date of reverse merger								2,980	(82,980)					(80,000)
Outstanding common stock of registrant at date of reverse merger (in Shares)								2,980,000
Net income													5,365,165	5,365,165
Foreign currency translation gain											527,218			527,218
Balance - at Dec. 31, 2011								$ 17,898	$ 17,074,535	$ (1,950,000)	$ 2,138,974	$ 6,241	$ 5,572,436	$ 22,860,084
Balance - (in Shares) at Dec. 31, 2011								17,898,267						17,898,267

Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 - Organization and Description of Business

Nova LifeStyle, Inc. (“Nova LifeStyle” or the “Company”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, the company changed its name from Stevens Resources, Inc. to Nova LifeStyle, Inc. Concurrently with this action, Nova LifeStyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova LifeStyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated in the periods presented.

On June 30, 2011, Nova LifeStyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture”), a corporation primarily engaged in investment in China and organized on April 29, 2003, under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova LifeStyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture in exchange for their 10,000 ordinary shares of Nova Furniture, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova LifeStyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova LifeStyle’s common stock to Nova LifeStyle for cancelation in exchange for an unsecured 90-day promissory note of $80,000 bearing interest at 0.46% per annum. The $80,000 was paid in full on August 30, 2011. Upon completion of the foregoing transactions, Nova LifeStyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction described above was treated as a recapitalization of Nova Furniture because Nova Furniture’s shareholders own the majority of Nova LifeStyle’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity, and Nova LifeStyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. As a result, the accompanying consolidated financial statements have been retroactively restated to reflect the recapitalization.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Furniture (Dongguan) Co., Ltd. (“Nova Dongguan”), Nova Furniture Macao Commercial Offshore Ltd. (“Nova Macao”), and Diamond Bar Outdoors, Inc. (“Diamond Bar”). Nova is engaged in development, manufacture and sale of furniture in China and worldwide. Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

Note 1 – Organization and Description of Business

Nova LifeStyle, Inc. (“Nova LifeStyle”), formerly known as Stevens Resources, Inc., was incorporated in the State of Nevada on September 9, 2009.

Effective as of June 27, 2011, in anticipation of the Share Exchange Agreement and related transactions described below, the company changed its name from Stevens Resources, Inc. to Nova LifeStyle, Inc. through a merger with its wholly owned, non-operating subsidiary established solely to change its name pursuant to Nevada law. Concurrently with this action, Nova LifeStyle authorized a 5-for-1 forward split of its common stock effective June 27, 2011. Prior to the forward split, Nova LifeStyle had 2,596,000 shares of its common stock outstanding, and, after giving effect to the forward split, it had 12,980,000 shares of its common stock outstanding. The effect of the stock split has been retroactively restated in the periods presented.

On June 30, 2011, Nova LifeStyle entered into and consummated a series of agreements that resulted in the acquisition of all of the ordinary shares of Nova Furniture Limited (“Nova Furniture”), a corporation primarily engaged in investment in China and organized on April 29, 2003, under the laws of the British Virgin Islands (“BVI”). Pursuant to the terms of a Share Exchange Agreement and Plan of Reorganization dated June 30, 2011 (the “Share Exchange Agreement”), Nova LifeStyle issued 11,920,000 shares of its common stock to the four designee shareholders of Nova Furniture in exchange for their 10,000 ordinary shares of Nova Furniture, consisting of all of its issued and outstanding capital stock. Concurrently with the Share Exchange Agreement and as a condition thereof, Nova LifeStyle entered into an agreement with its former president and director, pursuant to which he returned 10,000,000 shares of Nova LifeStyle’s common stock to Nova LifeStyle for cancelation in exchange for an unsecured 90-day promissory note of $80,000 bearing interest at 0.46% per annum. The $80,000 was paid in full on August 30, 2011. Upon completion of the foregoing transactions, Nova LifeStyle had 14,900,000 shares of its common stock issued and outstanding.

For accounting purposes, the transaction described above was treated as a recapitalization of Nova Furniture because Nova Furniture’s shareholders own the majority of Nova LifeStyle’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity, and Nova LifeStyle was a non-operating shell prior to the acquisition. Pursuant to Securities and Exchange Commission (“SEC”) rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal net assets is considered a capital transaction in substance, rather than a business combination. As a result, the accompanying consolidated financial statements have been retroactively restated to reflect the recapitalization.

On June 6, 2003, Nova Furniture formed Nova Furniture (Dongguan) Co., Ltd. (“Nova Dongguan”) as a wholly foreign owned enterprise incorporated in the Guangdong Province of the People’s Republic of China (“China” or the “PRC”) and primarily engaged in the development, manufacture and sale of furniture.

Effective March 8, 2005, the controlling shareholders of Nova Furniture formed Nova Furniture Holdings Limited (“Nova Holdings”) under the laws of the BVI and transferred all of their equity interests in Nova Furniture to Nova Holdings. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively.

On May 20, 2006, Nova Holdings formed Nova Furniture Macao Commercial Offshore Ltd. (“Nova Macao”) under the laws of Macao. Nova Macao mainly is engaged in furniture trading with products purchased and imported from Nova Dongguan.

On January 3, 2011, Nova Furniture issued an additional 11,917,616 shares (post-recapitalization shares) of its capital stock, of which 2,235,000 shares were issued to Nova Holdings and 9,682,616 shares were issued to St. Joyal, an unrelated U.S. company incorporated in the State of California and engaged in business development and investment activities. Following this issuance, Nova Holdings held 81.25% and St. Joyal held 18.75% of the equity interests in Nova Furniture. Pursuant to a shareholder agreement, St. Joyal is committed to pay $2.4 million by January 1, 2014, in exchange for its 18.75% equity interest in Nova Furniture. As of December 31, 2011, St. Joyal has paid $0.45 million to the Company and $1.95 million remains outstanding.

On January 14, 2011, Nova Holdings transferred its equity interest in Nova Macao to Nova Furniture. This transaction was accounted for as a reorganization of entities under common control, with assets and liabilities transferred at their carrying amounts, and the financial statements are presented as if the reorganization had occurred retroactively as of the beginning of the first period presented.

On March 17, 2011, Nova Dongguan incorporated Nova Dongguan Chinese Style Furniture Museum (“Nova Museum”) under the laws of the PRC and contributed capital of RMB 1 million ($152,177). Nova Dongguan made an additional capital contribution of RMB 1.13 million ($172,351) on March 29, 2011. Nova Museum is a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar Outdoors, Inc. (“Diamond Bar”), a U.S. company incorporated in the State of California, for $0.45 million paid in full at closing. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. Prior to its acquisition by Nova LifeStyle, Diamond Bar was one of the Company’s customers, and upon completion of the foregoing transaction, Diamond Bar became a wholly owned subsidiary of the Company.

Concurrently with the acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement dated August 31, 2011, with St. Joyal for the assignment of all rights, title and interest in certain registered U.S. trademarks for $0.2 million paid in full at the closing. The trademarks are used in the business of Diamond Bar, which previously had licensed the right to use the trademarks from St. Joyal.

The “Company” and “Nova” collectively refer to Nova LifeStyle, the U.S. parent, and its subsidiaries, Nova Furniture, Nova Dongguan, Nova Museum, Nova Macao and Diamond Bar.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

The interim condensed consolidated financial information as of September 30, 2012 and for the nine and three month periods ended September 30, 2012 and 2011 have been prepared without audit, pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures, which are normally included in consolidated financial statements prepared in accordance with U.S. GAAP have not been included. The interim condensed consolidated financial information should be read in conjunction with the Financial Statements and the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, previously filed with the SEC.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s interim condensed consolidated financial position as of September 30, 2012, its interim condensed consolidated results of operations and cash flows for the nine and three month periods ended September 30, 2012 and 2011, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates.

Business Combination

For a business combination with an acquisition date on or after January 1, 2009, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree were recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, were recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree, that excess in earnings was recognized as a gain attributable to the acquirer.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10.

Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. As of September 30, 2012 and December 31, 2011, the Company concluded there was no impairment of goodwill.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company recorded $246,998 and $0 as allowance for bad debts as of September 30, 2012 and December 31, 2011, respectively.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at September 30, 2012 and December 31, 2011.

Plant, Property and Equipment and Construction in Progress

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and expensed to cost of goods sold when inventories are sold.

Construction in progress represents capital expenditure in respect of direct costs of construction or acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of September 30, 2012 and December 31, 2011, there were no significant impairments of its long-lived assets except that the Company disposed of an obsolete and unused workshop for the loss of $123,587 during the nine months ended September 30, 2012.

Research and Development

Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $365,306 and $106,343 for the nine months ended September 30, 2012 and 2011, respectively; $115,146 and $41,668 for the three months ended September 30, 2012 and 2011, respectively.

Income Taxes

In its interim financial statements, the Company follows the guidance in ASC 270 “Interim Reporting” and ASC 740 “Income Taxes” whereby the Company utilizes the expected annual effective rate in determining its income tax provision.  The actual effective tax rate for the period ended September 30, 2012 differs from the U.S. federal statutory tax rate primarily as a result of a tax benefit from the tax-exempt status of Nova Macao and unrecognized tax benefits from uncertain tax positions.

Nova Lifestyle, Inc. and Diamond Bar Outdoors, Inc. are subject to U.S. federal and state income taxes. Nova Furniture BVI was incorporated in the BVI. There is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provision related to the BVI tax jurisdiction where Nova Furniture BVI is domiciled.

Nova Dongguan and Nova Museum are governed by the Enterprise Income Tax Law of the People’s Republic of China (the “PRC”) which is subject to a 25% corporate income tax. Nova Museum is subject to a 25% corporate income tax in the first year and allowed to apply for tax-exempt status in the second year following its incorporation.  Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao.

During the nine months ended September 30, 2012 and 2011, the Company recorded income tax expense of approximately $1,048,000 and $656,000, respectively. During the three months ended September 30, 2012 and 2011, the Company recorded income tax expense of approximately $511,000 and $278,000, respectively.

As of September 30, 2012, unrecognized tax benefits were approximately $3.8 million.  The total amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $3.8 million as of September 30, 2012.

A reconciliation of the January 1, 2012, through September 30, 2012, amount of unrecognized tax benefits excluding interest and penalties ("Gross UTB") is as follows:

Gross UTB
Beginning Balance - January 1, 2012	3,709,129
Increase in unrecorded tax benefits taken in 2012	133,029
Exchange rate adjustment – 2012	(24,085)
Ending Balance – September 30, 2012	$3,818,073

At September 30, 2012, and December 31, 2011, the Company had cumulatively accrued approximately $520,000 and $253,000, respectively, for estimated interest and penalties related to unrecognized tax benefits. The Company recorded interest and penalties related to unrecognized tax benefits as a component of income tax expense, which totaled approximately $210,000 and $78,000 for the nine months ended September 30, 2012, and 2011, respectively, and $81,000 and $56,000 for the three months ended September 30, 2012 and 2011, respectively. The Company does not anticipate any significant changes to its unrecognized tax benefits within the next twelve months.

Aggregate undistributed earnings of approximately $10.5 million of the Group’s PRC and Macao subsidiaries that are available for distribution to the Company are considered to be indefinitely reinvested, and, accordingly, no provision has been recorded relating to the accumulated earnings from its PRC and Macao operation.

Nova Dongguan is subject to taxation in the PRC. Nova Dongguan’s PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2007. With a few exceptions, the tax years 2007-2011 remain open to examination by tax authorities in the PRC; the tax year 2011 for US entities remain open to examination by tax authorities in the US.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All of the Company’s products sold in China are subject to the PRC VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials purchased in China and included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with franchisees who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier. At September 30, 2012 and December 31, 2011, the Company had franchising subsidy payable of $173,997 and $187,758, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the nine months ended September 30, 2012 and 2011, shipping and handling costs were $455,142 and $336,568, respectively; during the three months ended September 30, 2012 and 2011, shipping and handling costs were $155,550 and $118,626, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $371,194 and $311,550 for the nine months ended September 30, 2012 and 2011, respectively; and $259,955 and $85,758 for the three months ended September 30, 2012 and 2011, respectively.

Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the nine and three months ended September 30, 2012 and 2011:

	Nine Months Ended		Three Months Ended
	2012	2011	2012	2011
Net income	$3,647,515	$3,266,657	$1,243,893	$1,681,589

Weighted average shares outstanding – basic	18,460,955	13,451,350	18,518,089	16,431,723
Effect of dilutive securities:
Unexercised warrants	191,937	70,800	191,507	210,092

Weighted average shares outstanding – diluted	18,652,892	13,522,150	18,709,596	16,641,815

Earnings (loss) per share – basic	$0.20	$0.24	$0.07	$0.10
Earnings (loss) per share – diluted	$0.20	$0.24	$0.07	$0.10

At September 30, 2012 and December 31, 2011, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 983,280 and 899,480 shares of common stock were outstanding and exercisable, respectively.  For nine and three months ended September 30, 2012, 155,100 shares purchasable under the warrants were excluded from EPS as their effects were anti-dilutive.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Two and one major customers accounted for 37% (22% and 15% for each) and 28% of the Company’s sales for the nine months ended September 30, 2012 and 2011, respectively.  Two and one major customers accounted for 38% (23% and 15% for each) and 23% of the Company’s sales for the three months ended September 30, 2012 and 2011, respectively. Accounts receivable from these customers amounted to $10,876,870 and $2,071,711 as of September 30, 2012 and December 31, 2011, respectively.

The Company purchased its products from three and one major vendors during the nine months ended September 30, 2012 and 2011, accounting for 37% (17%, 10% and 10%) and 12% of the purchases, respectively. Five and three major vendors accounted for 66% (20%, 12%, 12%, 12% and 10%) and 42% (17%, 15% and 10%) of the purchases during the three months ended September 30, 2012 and 2011, respectively. Accounts payable to these vendors were $1,882,651 and $0 as of September 30, 2012, and December 31, 2011, respectively.

The operations of the Company are located principally in China and the US. Accordingly, the Company’s Chinese subsidiaries' business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Foreign Currency Translation and Transactions

The accompanying condensed consolidated financial statements are presented in USD. The functional currency of Nova LifeStyle, Nova Furniture, Nova Macao and Diamond Bar is the United States Dollar (“$” or “USD”). The functional currency of Nova Dongguan and Nova Museum is RMB. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income.” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD after the balance sheet date.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the nine and three months ended September 30, 2012 and 2011, included net income and foreign currency translation adjustments.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

New Accounting Pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment.  The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP.  The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted. The adoption of this pronouncement will not have a material impact on its financial statements.

As of September 30, 2012, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s interim consolidated financial statements.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified for comparative purposes to conform to the presentation in the current year financial statements. These reclassifications had no effect on previous reported income.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates.

Business Combination

For a business combination with an acquisition date on or after January 1, 2009, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree were recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, were recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree, that excess in earnings was recognized as a gain attributable to the acquirer.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10.

Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. As of December 31, 2011, the Company concluded there was no impairment of goodwill.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company did not record an allowance for bad debts as of December 31, 2011 and 2010, respectively.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at December 31, 2011 and 2010.

Plant, Property and Equipment

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2011 and 2010, there were no significant impairments of its long-lived assets.

Research and Development
Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $164,720 and $77,654 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

Income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company follows ASC Topic 740, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Under the provisions of ASC Topic 740, when tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

China’s Corporate Income Tax Law (“CIT Law”), together with its Implementation Regulations, effective as of January 1, 2008, introduced a set of anti-avoidance measures under its special tax adjustments regulations. In January 2009, the State Administration of Taxation issued Circular of the State Administration of Taxation on the Issuance of the Implementation Measure of Special Tax Adjustments (“Circular 2”). The regulation is applied retrospectively for tax years beginning after January 1, 2008. Article 3 of Circular 2 states that in respect of transfer pricing administration, relevant tax authorities shall examine business transactions between enterprises and their related parties (“related-party transactions”) and evaluate whether they are conducted on an arm’s-length basis, in addition to conducting investigations and making adjustments, as required under the CIT Law and Article 36 of the PRC Tax Administration and Collection Law (“Tax Collection Law”).

The significant uncertain tax position arose from the transfer pricing between Nova Dongguan and Nova Macao, wherein the Company determined that the gross profit generated by Nova Dongguan from sales to Nova Macao was materially different from profits generated from sales to third parties. The statute of limitations for transfer pricing issues is 10 years from the tax year in which the transfer pricing issue arises pursuant to PRC tax law.

The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2011 and 2010:

	Gross UTB
	2011	2010

Beginning balance at January 1	$2,189,194	$1,346,203

Increase in unrecorded tax benefits taken in current year	1,373,704	771,976

Exchange rate adjustment	146,231	71,015

Ending balance at December 31	$3,709,129	$2,189,194

At December 31, 2011 and 2010, the Company had cumulatively accrued approximately $310,000 and $175,000 for estimated interest and penalties related to uncertain tax positions. The Company records interest and penalties related to unrecognized tax positions as a component of income tax expense, which totaled approximately $135,000 and $175,000 for the years ended December 31, 2011 and 2010, respectively. If the entire unrecognized tax benefits were recognized as of December 31, 2011, it would affect the Company's effective tax rate. The Company anticipates no significant change to the total amount of unrecognized tax benefits within the next 12 months.

The tax returns of the Company’s PRC subsidiaries are subject to examination by the relevant PRC tax authorities. According to the Tax Collection Law, the statute of limitations for underpayment of taxes is three years if the underpayment is due to computational errors made by the taxpayer or the withholding agent. Under special circumstances, the statute of limitations is extended to five years if the underpayment of taxes is more than RMB 100,000. In accordance with the Implementation Regulations of the CIT Law, the statute of limitations in the case of transfer pricing issues is ten years. There is no statute of limitations in the case of tax evasion.

Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All of the Company’s products sold in China are subject to the PRC VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials purchased in China and included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with customers who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is earlier. At December 31, 2011 and 2010, the Company had franchising subsidy payable of $187,758 and $121,914, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the years ended December 31, 2011 and 2010, shipping and handling costs were $485,069 and $559,425, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $455,571 and $23,000 for the years ended December 31, 2011 and 2010, respectively.

Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2011 and 2010:

	2011	2010
Net income	$5,365,165	$4,203,009

Weighted average shares outstanding - basic	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants and options	190,291	-
Weighted average shares outstanding - diluted	14,697,206	9,685,000

Earnings per share - basic	$0.37	$0.43
Earnings per share - diluted	$0.37	$0.43

At December 31, 2011 and 2010, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 899,480 and 0 shares of common stock were outstanding and exercisable, respectively (see Note 15).

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

One and two major customers accounted for 24% and 64% (43% and 21% for each) of the Company’s sales for the years ended December 31, 2011 and 2010, respectively. Accounts receivable from these customers amounted to $1,953,305 and $1,279,359 as of December 31, 2011 and 2010, respectively.

The Company purchased its products from three and one major vendor during the years ended December 31, 2011 and 2010, accounting for 31% (11%, 10% and 10% for each) and 23% of the purchases, respectively. Accounts payable to these vendors were $1,934,561 and $0 as of December 31, 2011 and 2010, respectively.

The operations of the Company are located principally in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.


Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Foreign Currency Translation and Transactions

The accompanying consolidated financial statements are presented in USD. The functional currency of Nova LifeStyle, Nova Furniture, Nova Macao and Diamond Bar is the United States Dollar (“$” or “USD”). The functional currency of Nova Dongguan and Nova Museum is RMB, and, prior to 2011, the functional currency of Nova Macao was MOP. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income.” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD or MOP to USD after the balance sheet date.

The RMB to USD exchange rates in effect as of December 31, 2011 and 2010, were RMB6.3009 = USD$1.00 and RMB6.6227 USD$1.00, respectively. The weighted-average RMB to USD exchange rates in effect for the years ended December 31, 2011 and 2010, were RMB6.4588 = USD$1.00 and RMB6.7695 USD$1.00, respectively. The exchange rates used in translation from RMB to USD were published by the People’s Bank of the People’s Republic of China.

The MOP to USD exchange rate in effect as of December 31, 2010, was MOP8.1633 = USD$1.00. The weighted-average MOP to USD exchange rate in effect for the year ended December 31, 2010, was MOP8.1566 = USD$1.00. The exchange rates used in translation from MOP to USD were published by OANDA Rates.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the years ended December 31, 2011 and 2010, included net income and foreign currency translation adjustments.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

New Accounting Pronouncements

In September 2011, FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (ASC Topic 350): Testing Goodwill for Impairment, to simplify how entities test goodwill for impairment. ASU No. 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If greater than 50 percent likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The guidance provided by this update becomes effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In December 2011, FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that a company present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. No other requirement in ASU No. 2011-05 is affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In December 2010, FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company adopted the disclosure requirements for the business combinations in 2011.

As of December 31, 2011, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s financial statements.

Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 3 - Inventories

As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September30,	December 31,
	2012	2011
	(Unaudited)
Raw material	$29,711	$28,667
Work in progress	585,435	436,980
Finished goods	2,163,481	1,382,434

	$2,778,627	$1,848,081

Note 3 - Inventory

As of December 31, 2011 and 2010, inventory consisted of the following:

	2011	2010
Raw material	$28,667	$160,302
Work in progress	436,980	575,067
Finished goods	1,382,434	282,335

	$1,848,081	$1,017,704

Heritage and Cultural Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Heritage And Cultural Assets [Text Block]
Note 4 - Heritage and Cultural Assets

As of September 30, 2012 and December 31, 2011, Nova Museum had heritage and cultural assets of $127,873 and $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets will be reviewed when there is evidence of impairment in accordance with ASC 360-10.

Note 4 - Heritage and Cultural Assets

As of December 31, 2011, Nova Museum had heritage and cultural assets of $128,687, consisting principally of collectibles and antiques for exhibition. Depreciation is not required to be provided on heritage assets that have indefinite lives and no reduction in their value with the passage of time; however, the carrying amount of the heritage and cultural assets should be reviewed when there is evidence of impairment in accordance with ASC 360-10.

Plant, Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of September 30, 2012 and December 31, 2011, plant, property and equipment consisted of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Building and workshops	$7,361,148	$7,604,331
Office equipment	567,318	465,596
Autos	306,488	345,492
Machinery	3,020,506	2,643,008
Museum decoration and renovation	544,566	422,280
Less: accumulated depreciation	(3,205,278)	(2,759,521)

	$8,594,748	$8,721,186

Depreciation expense was $528,404 and $467,173 for the nine months ended September 30, 2012 and 2011, respectively; $176,782 and $160,662 for the three months ended September 30, 2012 and 2011, respectively.

During the nine months ended September 30, 2012, the Company had disposal loss of $123,587 on retirement of unused and obsolete workshop.

Note 5 - Plant, Property and Equipment, Net

As of December 31, 2011 and 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,604,331	$7,197,084
Office equipment	465,596	269,916
Autos	345,492	293,452
Machinery	2,643,008	2,397,658
Museum decoration and renovation	422,280	-
Less: accumulated depreciation	(2,759,521)	(1,965,173)

	$8,721,186	$8,192,937

Depreciation expense was $641,867 and $363,471 for the years ended December 31, 2011 and 2010, respectively.

Construction in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Construction In Progress [Text Block]
Note 6 - Construction in Progress

At September 30, 2012, the construction in progress of $2,319,560 consisted of construction cost of a new manufacturing plant at Nova Dongguan (Phase II factory construction project). The total construction cost is approximately $6.16 million and the Company is required to pay an additional $3.84 million to complete the construction.  The Company expects to complete construction by the end of 2012.

At December 31, 2011, the construction in progress of $91,466 consisted of construction material purchased for the construction of a new manufacturing plant at Nova Dongguan (Phase II factory construction project).

Note 6 - Construction in Progress

At December 31, 2011, the construction in progress of $91,466 consisted of construction material purchased for the construction of a new manufacturing plant at Nova Dongguan (Phase II factory construction project). The total construction cost is approximately $6.16 million, and the Company expects to complete construction by the end of 2012.

At December 31, 2010, the construction in progress of $75,498 represented the wrapping up of the Phase I factory construction project at Nova Dongguan, which had commenced in 2009. The project was substantially completed in 2010, passed the required PRC government inspection and transferred into the Company’s fixed assets. The Company received the official property certificate for the completed factory in 2011.

Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
Note 7 - Intangible Assets

Intangible assets consisted of land use right, trademark and customer relationship. All land in the PRC is government-owned and the ownership cannot be sold to any individual or company. However, the government grants the user a right to use the land (“land use right”). The Company acquired the right to use land in Dongguan, Guangdong Province, China, in 2004 for 50 years and is amortizing such rights on a straight-line basis for 50 years.

At February 28, 2012, the Company acquired another land use right for $536,193 (RMB3.4 million) with useful life of 50 years and is amortizing such right on a straight-line basis for 50 years. As of September 30, 2012, the Company paid in full for this land use right.  In addition, the Company is required to pay an annual fee at $240 per MU (total 17.97 MU for the land) from the second year after commencing of the land filling for 60 years for total of approximately $333,000 (RMB 2.1 million). The payment will be made annually with a 5% increase every 5 years. The Company will record such fees on a straight-line basis in future periods.

The Company acquired a customer relationship with a fair value of $50,000 on August 31, 2011, as part of its acquisition of Diamond Bar. Concurrently with its acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement for all rights, title and interest in two trademarks (Diamond Sofa and Diamond Furniture) for $200,000 paid in full at the closing. Amortization of customer relationship and trademark is provided using the straight-line method and estimated lives were 5 and 10 years, respectively.

Intangible assets consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Land use right	$1,104,777	$572,202
Customer relationship	50,000	50,000
Trademark	200,000	200,000
Less: accumulated amortization	(134,467)	(97,737)

	$1,220,310	$724,465

Amortization of intangible assets was $39,845 and $10,823 for the nine months ended September 30, 2012 and 2011, respectively, and $10,532 and $5,311 for the three months ended September 30, 2012 and 2011, respectively. Annual amortization expense is expected to be approximately $50,400 for each year from 2013 to 2015, and expected to be approximately $49,552 and $40,385 in 2016 and 2017, respectively.

Note 7 - Intangible Assets
Intangible assets consisted of land use right, trademark and customer relationship. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a right to use the land (“land use right”). The Company acquired the right to use land in Dongguan, Guangdong Province, China, in 2004 for 50 years and is amortizing such rights on a straight-line basis for 50 years.

The Company acquired a customer relationship with a fair value of $50,000 on August 31, 2011, as part of its acquisition of Diamond Bar. Concurrently with its acquisition of Diamond Bar, the Company entered into a trademark purchase and assignment agreement for all rights, title and interest in two registered U.S. trademarks (Diamond Sofa and Diamond Furniture) for $200,000 paid in full at the closing. Amortization of customer relationship and trademark is provided using the straight-line method and estimated lives were 5 and 10 years, respectively.

Intangible assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Land use right	$572,202	$544,399
Customer relationship	50,000	-
Trademark	200,000	-
Less: accumulated amortization	(97,737)	(72,587)

Net	$724,465	$471,812

Amortization of intangible assets was $21,164 and $10,652 for the years ended December 31, 2011 and 2010, respectively. Annual amortization expense is expected to be approximately $41,200 for each year from 2012 to 2015, and expected to be approximately $40,300 in 2016.

Prepaid Expenses and Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Assets Disclosure [Text Block]
Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Prepaid expenses	$158,860	$81,841
Other receivables	43,490	32,012
Total	$202,350	$113,853

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expenses included prepayments for insurance and advertising.

Note 8 - Prepaid Expenses and Other Receivables

Other current assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Prepaid expenses	$81,841	$-
Other receivables	32,012	126,394
Total	$113,853	$126,394

Other receivables represented cash advances to employees and advertising and exhibition deposits. Prepaid expense included prepayments for insurance and advertising.

Construction Deposit	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Construction Deposit Disclosure [Text Block]
Note 9 - Construction Deposit

At September 30, 2012 and December 31, 2011, the Company had a refundable deposit of $796,241 and $634,830, respectively, to an independent contractor for the Phase II factory construction project and equipment for the facility at Nova Dongguan. Total cost of this project is estimated to be $6.16 million. The Company commenced construction in January 2012 and transferred the deposit to construction in progress. The Company expects to complete construction by the end of 2012.

Note 9 - Construction Deposit

At December 31, 2011, the Company had a refundable deposit of $634,830 to an independent contractor for the Phase II factory construction project at Nova Dongguan. Total cost of this project is estimated to be $6.16 million. The Company commenced construction in January 2012 and expects to complete construction by the end of 2012.

Accrued Liabilities and Other Payables	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Other payables	$155,146	$30,011
Salary payable	413,791	497,257
Franchising subsidy	173,997	187,758
Accrued expenses	182,996	119,102

Total	$925,930	$834,128

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors and vendors other than for purchase of materials. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.

Note 10 - Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following at December 31, 2011 and 2010:

	2011	2010
Other payables	$30,011	$151,182
Salary payable	497,257	669,710
Franchising subsidy	187,758	121,914
Accrued expenses	119,102	122,615

Total	$834,128	$1,065,421

Accrued expenses represented accrued utility and freight expenses. Other payables represented payables to contractors, vendors other than for material purchase, and deposit from customers for purchases. Franchising subsidy represented the accrued amount the Company will pay to its franchisees as a rebate to support their franchise store decoration expense.

Line of Credit	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Text Block]
Note 11 - Line of Credit

On May 25, 2012, Diamond Bar entered into an agreement with a bank in California for a line of credit up to $5,000,000 with annual interest of 4.5% and maturity on June 15, 2013. The line of credit was secured by all of assets of Diamond Bar Outdoors, Inc., a subsidiary of Nova Lifestyle and guaranteed by Nova Lifestyle. As of September 30, 2012, Diamond Bar had borrowed $3,431,818 from this credit line. During the nine months ended September 30, 2012, the Company paid interest of $39,597.

The loan has the following covenants: (i) maintain a minimum tangible net worth of not less than $3 million; (ii) maintain a current ratio in excess of 1.25 to 1.00; and (iii) maintain a ratio of debt to tangible net worth not in excess of 3.500 to 1.000; (iv) the pre-tax income must be not less than 0.5% of total revenue quarterly. As of September 30, 2012, Diamond Bar was in compliance with all the covenants.

On April 25, 2012, Nova Dongguan entered into an agreement with a commercial bank in Dongguan for a line of credit up to $3,154,077 (RMB 20 million) with maturity on April 24, 2015.  As of September 30, 2012, Nova Dongguan had borrowed $1,103,927 (RMB 7 million) with maturity on May 20, 2013 from this credit line. The loan bears annual interest of 6.94% and requires monthly payment on the interest; the interest rate will be adjusted annually. The loan was secured by the building of Nova Dongguan and guaranteed by Nova Dongguan and the Company’s CEO. During the nine months ended September 30, 2012, the Company paid interest of $23,513.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 12 - Related Party Transactions

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. In October 2010, Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011. During the nine and three months ended September 30, 2012, Diamond Sofa accounted for $0 of the Company’s sales. During the nine and three months ended September 30, 2011, Diamond Bar accounted for $902,638 and $277,056, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $0 and $28,289 at September 30, 2012 and December 31, 2011, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in Commerce, California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease is $38,100. Total rental expense for the nine and three months ended September 30, 2012 was $341,000 and $96,000, respectively.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease was renewed for another year for the same rate per exhibition on April 1, 2012.

Note 12 - Related Party Transactions

At December 31, 2011 and 2010, the Company had $0 and $197,776 due to related party, which was an advance for the Company’s operating needs from a shareholder. This $197,776 advance bore no interest, was payable upon demand and was unsecured.

The Company’s president, Ms. Lam, was the co-founder of KTY International Inc. (“KTY”) (DBA: Diamond Sofa), a former customer of the Company until September 2010, at which time KTY ceased doing business with the Company. Ms. Lam subsequently became the Chief Executive Officer of Diamond Bar in October 2010, which had acquired the business of Diamond Sofa. The Company appointed Ms. Lam its president and director on June 30, 2011, and, as of such appointment date, Ms. Lam had no ownership interest in Diamond Sofa or Diamond Bar. The Company acquired all the outstanding capital stock of Diamond Bar on August 31, 2011 (see Note 18). During the years ended December 31, 2011 and 2010, Diamond Sofa accounted for the Company’s sales of $0 and $1,154,971, respectively, of the Company’s sales. During the years ended December 31, 2011 and 2010, Diamond Bar accounted for $902,638 (through the acquisition date) and $336,904, respectively, of the Company’s sales. The accounts receivable from Diamond Sofa and Diamond Bar was $28,289 and $565,170 at December 31, 2011, and 2010, respectively.

On August 6, 2011, Diamond Bar leased a warehouse and office in California, U.S., under a three-year renewable lease agreement. The warehouse is owned by the spouse of the Company’s president. The monthly rent under this lease was $38,100. Total rental expense since the Company acquired Diamond Bar was $163,300 for year ended December 31, 2011.

On September 30, 2011, Diamond Bar leased a showroom in High Point, North Carolina from the Company’s president. The lease was for $15,192 and only for use during a furniture exhibition held in October 2011. This lease is to be renewed at the beginning of each calendar year.

Deferred Rent Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
Note 13 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land in Dongguan, Guangdong Province, China, to which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the nine months ended September 30, 2012 and 2011, the Company recorded expense of $13,541 and $9,873, respectively. During the three months ended September 30, 2012 and 2011, the company recorded expense of $6,760 and $3,335, respectively. As of September 30, 2012 and December 31, 2011, the Company had $54,122 and $58,949 of deferred rent payable, respectively.

Note 13 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land in Dongguan, Guangdong Province, China, on which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or RMB 666.67 per square meter) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The price increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the years ended December 31, 2011 and 2010, the Company recorded expense of $13,243 and $4,836, respectively. As of December 31, 2011 and 2010, the Company has $58,949 and $43,169 deferred rent payable, respectively.

Due From Factor	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Factoring And Security Agreements Disclosure [Text Block]
Note 14 - Due From Factor

On April 10, 2010, Diamond Bar entered into a factoring and security agreement with a credit management company for full factoring services without recourse. The factoring fee for accounts receivable insurance and collection service was 2.25% of each invoice or credit note transferred, but not less than a minimum annual amount of $12,000 payable monthly at $1,000. If Diamond Bar requested financing service in addition to accounts receivable insurance and collection service from the credit management company, the monthly interest charge was one month LIBOR plus 5.37%. The factoring agreement was terminated on December 15, 2011. As of December 31, 2011, the Company had a net due from factor of $203,351 from the credit management company, which was cleared in January 2012.

In January 2012, the Company entered into a factoring and security agreement with another credit management company for accounts receivable insurance and collection service. The factoring fee is 1.5% of each invoice or credit note transferred. As of September 30, 2012, the Company did not have any amounts due from factor.

Note 14 - Due From Factor

On April 10, 2010, Diamond Bar entered into a factoring and security agreement with a credit management company for full factoring services without recourse. The factoring fee for accounts receivable insurance and collection service was 2.25% of each invoice or credit note transferred, but not less than a minimum annual amount of $12,000 payable monthly at $1,000. If Diamond Bar requested financing service in addition to accounts receivable insurance and collection service from the credit management company, the monthly interest charge was one month LIBOR plus 5.37%. The factoring agreement was terminated on December 15, 2011. As December 31, 2011, the Company had a net due from factor of $203,351 from the credit management company, which was cleared in January 2012.

In January 2012, the Company entered into a factoring and security agreement with another credit management company for accounts receivable insurance and collection service. The factoring fee is 1.5% of each invoice or credit note transferred.

Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
Note 15 - Stockholders’ Equity

Private Placement in January 2012

On January 13, 2012, the Company completed a private placement pursuant to which it sold 517,000 units, each such unit consisting of 1 share of the Company’s common stock and a warrant to purchase 15% of 1 share of the Company’s common stock, at $4.00 per unit for gross proceeds of $2.07 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 77,550 shares of the Company’s common stock at $4.50 per share. The Company may call the warrants at $5.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00. The Company also issued the placement agent in the private placement warrants to purchase 77,550 shares of the Company’s common stock under the same terms and conditions as the warrants issued to investors in the private placement. In connection with the financing, the Company paid $0.21 million in placement agent fees and $0.11 million of legal and other related cost.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 67%, risk-free interest rate of 0.34% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $131,310, and the fair value of the warrants issued to the placement agent at grant date was $131,310.

Warrants

Following is a summary of the warrant activity for the nine months ended September 30, 2012:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2012	899,480	$2.00	2.63
Granted	155,100	$4.50	3.00
Exercised	71,300	2.00	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at September 30, 2012	983,280	$2.39	1.94
Exercisable at September 30, 2012	983,280	$2.39	1.94

Shares issued to IR firm

On August 3, 2012, the Company entered into a contract with an investor relations firm. The Company agreed to issue 100,000 shares of common stock to the firm for 24 months of investor relations services. On August 15, 2012, the Company issued the first 50,000 of such 100,000 shares to the investor relations firm, at $2.75 per share, which was the stock price on the date of contract. During the third quarter of 2012, the Company recorded $22,917 as stock-based compensation for two-months of services. The remaining 50,000 common stock shares will be issued to the investor relations firm within 180 business days of the contract signing date.

Note 15 - Stockholders’ Equity

Private Placement in August 2011

On August 18, 2011, the Company completed a private placement pursuant to which it sold 2,998,267 units, each such unit consisting of 1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock, at $1.50 per unit for $4.5 million (net proceeds of $3.86 million). The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 449,740 shares of the Company’s common stock at $2.00 per share. The Company may call the warrants at $4.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $4.00. The Company paid the placement agent in the private placement commissions consisting of $449,740 and warrants, having the same terms and conditions as the warrants issued in the private placement, to purchase 449,740 shares of the Company’s common stock.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 69%, risk-free interest rate of 0.33% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $178,077, and the fair value of the warrants issued to the placement agent at grant date was $178,077.

Following is a summary of the warrant activity:

	Number of Shares	Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	2.88
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63

Dividend Declared and Paid

Nova Holdings, prior to the Share Exchange Agreement, declared and paid dividends of $0 and $2,172,590 to its shareholders from Nova Macao’s net income for the years ended December 31, 2011 and 2010, respectively.

Statutory Reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Statutory Reserves [Text Block]
Note 16 - Statutory Reserves

As a U.S. holding company, the Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, Nova Dongguan and Nova Macao, only out of the subsidiary’s retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. Pursuant to the corporate laws of the PRC and Macao, including the PRC Regulations on Enterprises with Foreign Investment, Nova Dongguan and Nova Macao are only required to maintain one statutory reserve by appropriating from after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings. As a result of the PRC laws and regulations described below that require such annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as a general statutory reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company as a dividend.

Surplus Reserve Fund

Nova Dongguan and Nova Macao are required to transfer 10% of net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the subsidiary’s registered capital. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issuance is not less than 25% of the registered capital.

At September 30, 2012 and December 31, 2011, Nova Macao had surplus reserves of $6,241, representing 50% of its registered capital. Nova Dongguan did not make any transfer to surplus reserves due to its accumulated deficit.

Common Welfare Fund

The common welfare fund is a voluntary fund to which Nova Dongguan and Nova Macao can each elect to transfer 5% to 10% of its net income. This fund can only be utilized on capital items for the collective benefit of the subsidiary’s employees, such as construction of dormitories, cafeteria facilities, and other staff welfare facilities. This fund is non-distributable other than upon liquidation. Nova Dongguan and Nova Macao do not participate in this voluntary fund.

Note 16 - Statutory Reserves

As a U.S. holding company, the Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, Nova Dongguan and Nova Macao, only out of the subsidiary’s retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. Pursuant to the corporate laws of the PRC and Macao, including the PRC Regulations on Enterprises with Foreign Investment, Nova Dongguan and Nova Macao are only required to maintain one statutory reserve by appropriating from after-tax profit before declaration or payment of dividends. The statutory reserve represents restricted retained earnings. As a result of the PRC laws and regulations described following that require such annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as a general statutory reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company as a dividend.

Surplus Reserve Fund

Nova Dongguan and Nova Macao are required to transfer 10% of net income, as determined under PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of the subsidiary’s registered capital. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholdings or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issuance is not less than 25% of the registered capital.

At December 31, 2011 and 2010, Nova Macao had surplus reserve of $6,241, representing 50% of its registered capital. Nova Dongguan did not make any surplus reserve due to its accumulated deficit.

Common Welfare Fund

The common welfare fund is a voluntary fund to which Nova Dongguan and Nova Macao can elect to transfer 5% to 10% of its net income. This fund can only be utilized on capital items for the collective benefit of the subsidiary’s employees, such as construction of dormitories, cafeteria facilities, and other staff welfare facilities. This fund is non-distributable other than upon liquidation. Nova Dongguan and Nova Macao do not participate in this voluntary fund.

Geographical Sales	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following for the nine and three months ended September 30, 2012 and 2011 (unaudited):

	For nine months ended September 30,		For three months ended September 30,
Geographical Areas	2012	2011	2012	2011

China*	$12,621,420	$7,639,488	$5,016,574	$2,685,583
North America	18,282,841	8,836,430	7,822,570	5,058,940
Asia**	715,410	485,839	322,495	177,949
Europe	11,747,812	7,540,789	4,868,838	2,631,431
Australia	522,507	590,796	238,139	283,540
Hong Kong	625,253	376,725	105,307	148,600
Other countries	1,835,949	609,627	830,954	201,431

	$46,351,192	$26,079,694	$19,204,877	$11,187,474

* excluding Hong Kong

** excluding China

Note 17 - Geographical Sales

Geographical distribution of sales consisted of the following for the years ended December 31, 2011 and 2010:

Geographical Areas	2011	2010
North America	$19,140,472	$2,933,829
Europe	10,743,066	14,059,678
China	10,320,513	8,349,254
Australia	837,684	1,064,426
Other countries	765,004	274,584
Asia	713,683	1,266,273
Hong Kong	641,604	870,938

	$43,162,026	$28,818,982

Business Acquisition and Unaudited Pro Forma Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

Note 18 - Business Acquisition and Unaudited Pro Forma Information

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar for $0.45 million paid in full at the closing pursuant to a stock purchase agreement entered into with the sole shareholder of Diamond Bar. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. The acquisition was accounted as a business combination in accordance with ASC Topic 805 “Business Combination.”

According to ASC Topic 805, the allocation of Diamond Bar’s purchase price among assets acquired and liabilities assumed is based on estimates of the fair values. Under purchase method of accounting, the total purchase price is allocated to tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values with the excess changed to goodwill.

In accordance with SEC regulation S-X Rule 3-05, Diamond Bar was not a significant subsidiary as of the acquisition date. Therefore, no separate audited financial statements are presented.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the nine and three months ended September 30, 2011, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For the nine months ended September 30,	For the three months ended September 30,
	2011	2011
	(Unaudited)	(Unaudited)
Net sales	$30,627,291	$12,462,962

Net income	$3,147,306	$1,640,614

Basic weighted average shares outstanding	13,451,350	16,431,723
Diluted weighted average shares outstanding	13,522,150	16,641,815

Basic net earnings per share	$0.23	$0.10
Diluted net earnings per share	$0.23	$0.10

Net sales and net income of Diamond Bar included in the consolidated income statement for the nine months ended September 30, 2012, were $12,451,742 and $1,230,494, respectively; net sales and net income for the three months ended September 30, 2012 were $5,870,045 and $892,302, respectively.

Note 18 - Business Acquisition and Unaudited Pro Forma Information

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar for $0.45 million paid in full at the closing pursuant to a stock purchase agreement entered into with the sole shareholder of Diamond Bar. Diamond Bar, doing business as Diamond Sofa, is engaged in the import, marketing and sale of furniture in the U.S. market. The acquisition was accounted as a business combination in accordance with ASC Topic 805 “Business Combination.”

According to ASC Topic 805, the allocation of Diamond Bar’s purchase price among assets acquired and liabilities assumed is based on estimates of the fair values. Under purchase method of accounting, the total purchase price is allocated to tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values with the excess changed to goodwill.

In accordance with SEC regulation S-X Rule 3-05, Diamond Bar was not a significant subsidiary as of the acquisition date. Therefore, no separate audited financial statements are presented. The results of operations of Diamond Bar for the period from acquisition date to December 31, 2011, are consolidated into the Company’s consolidated financial statements for the year ended December 31, 2011.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

Net sales and net income of Diamond Bar included in the consolidated income statement for the period from the acquisition date through December 31, 2011, was $6,217,196 and $589,656, respectively.

The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the years ended December 31, 2011 and 2010, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011 and 2010, respectively. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For years ended December 31,
	2011	2010
	(Unaudited)
Net sales	$47,710,088	$30,094,554

Net income	$5,250,294	$4,172,385

Basic weighted average shares outstanding	14,506,915	9,685,000
Diluted weighted average shares outstanding	14,697,206	9,685,000

Basic net earnings per share	$0.36	$0.43
Diluted net earnings per share	$0.36	$0.43

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
Note 19 - Commitments and Contingencies

Lease Commitment

The Company has entered into several lease agreements for office, warehouse and showroom space. Total rental expense for the nine months ended September 30, 2012 and 2011, was $409,900 and $56,394, respectively, and $118,900 and $49,463 for the three months ended September 30, 2012 and 2011, respectively. The estimated annual rental expense for lease commitment is as follows:

Year	Amount
2012 (October 1 to December 31)	$156,000
2013	468,000
Total	$624,000

Capital Contribution

Nova Dongguan’s total registered capital is $20 million. As of September 30, 2012 and December 31, 2011, Nova Dongguan has received $13.60 million and $11.89 million in capital contributions, respectively. The remaining $6.40 million of additional capital contribution was due by June 30, 2012. Nova Dongguan received an additional $1.00 million in August 2012, and the Dongguan Municipal Foreign Trade and Economic Cooperation Bureau allowed Nova Dongguan to fulfill the remaining amount of capital contributions from its shareholders by June 30, 2013. The Company may apply for an extension of the payment period or reduction of the capital contribution requirement, if needed, as allowed by PRC regulations for foreign-invested enterprises. If the Company does not receive an extension or reduction of registered capital, and is unable to make the required capital contribution to registered capital, Nova Dongguan may be subject to a negotiated penalty related to the unsatisfied portion of registered capital.

Employment Agreements

On June 30, 2011, the Company entered into one-year employment agreements with Ya Ming Wong and Yuen Ching Ho to serve as the Company’s Chief Executive Officer and Chief Financial Officer, respectively. The agreements provide for annual salaries of $100,000 and $80,000, respectively, and annual bonuses at the sole discretion of the Board of Directors. The agreements were automatically extended for another year at June 30, 2012.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement, as amended effective as of September 1, 2011, provides for an annual salary of $80,000 and an annual bonus at the sole discretion of the Board. The agreement was automatically extended for another year at June 30, 2012.

Note 19 - Commitments and Contingencies

Lease Commitment

The Company has entered into several lease agreements for office, warehouse and showroom space. Total rental expense for the years ended December 31, 2011 and 2010, was $193,700 (including the rental expense of Diamond Bar from the acquisition date through December 31, 2011) and $13,200, respectively. The estimated annual rental expense for lease commitment is as follows:

Year	Amount
2012	$322,000
2013	427,000
Total	$749,000

Capital Contribution
Nova Dongguan’s total registered capital is $20 million. As of December 31, 2011 and 2010, Nova Dongguan has received $11.89 million and $10.90 million in capital contributions, respectively. The remaining $8.11 million of additional capital contribution is due by June 30, 2012. The Company may apply for an extension of the payment period or reduction of the capital contribution requirement, if needed, as allowed by PRC regulations for foreign-invested enterprises. If the Company does not receive an extension or reduction of registered capital, and is unable to make the required capital contribution to registered capital, Nova Dongguan may be subject to a negotiated penalty related to the unsatisfied portion of registered capital.

Employment Agreements

On June 30, 2011, the Company entered into one-year employment agreements with Ya Ming Wong and Yuen Ching Ho to serve as the Company’s Chief Executive Officer and Chief Financial Officer, respectively. The agreements provide for annual salaries of $100,000 and $80,000, respectively, and annual bonuses at the sole discretion of the Board of Directors.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement, as amended effective as of September 1, 2011, provides for an annual salary of $80,000 and an annual bonus at the sole discretion of the Board.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]	Note 20 - Subsequent Events The company has evaluated subsequent events through the issuance of the consolidated financial statements and no subsequent event is identified.
Note 20 - Subsequent Events

The Company has evaluated events that occurred subsequent to December 31, 2011, and through the date these financial statements were issued to determine if they require potential adjustment or additional disclosure.

On January 13, 2012, the Company completed a private placement pursuant to which it sold 517,000 units, each such unit consisting of 1 share of the Company’s common stock and a warrant to purchase 15% of 1 share of the Company’s common stock, at $4.00 per unit for gross proceeds of $2.07 million. The warrants are immediately exercisable, expire on the third anniversary of their issuance and entitle the holders to purchase 77,550 shares of the Company’s common stock at $4.50 per share. The Company may call the warrants at $5.00 per share at any time after: (i) a registration statement registering the common stock underlying the warrants becomes effective; (ii) the common stock is listed on a national securities exchange; and (iii) the closing price of the common stock equals or exceeds $5.00. The Company also issued the placement agent in the private placement warrants to purchase 77,550 shares of the Company’s common stock under the same terms and conditions as the warrants issued to investors in the private placement. In connection with the financing, the Company paid $0.21 million in placement agent fees and $0.11 million of legal and other related cost.

The warrants issued in this private placement are exercisable for a fixed number of shares, solely redeemable by the Company and not redeemable by the warrant holders. Accordingly, these warrants are classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 3 years, volatility of 67%, risk-free interest rate of 0.34% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $131,310, and the fair value of the warrants issued to the placement agent at grant date was $131,310.

Income Taxes and Other Taxes Payable	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
Note 11 – Income Taxes and Other Taxes Payable

Taxes payable consisted of the following at December 31, 2011 and 2010:

	2011	2010
Income tax payables	$38,391	$190,554
Other taxes payable	160,593	7,231

Total tax payable - current	$198,984	$197,785

Total income tax payable - noncurrent	$4,016,266	$2,368,795

Other taxes payable includes VAT, city construction, individual income tax and stamp tax.

The components of income before income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Loss subject to domestic income taxes only	$(139,515)	$-
Income subject to foreign income taxes only	6,965,191	5,238,090

Total	$6,825,676	$5,238,090

The Company’s subsidiaries incorporated in the PRC are subject to enterprise income taxes. The provision for income taxes consisted of the following for the years ended December 31, 2011 and 2010:
	2011	2010
Current
Federal	$707,533	$-
State	800	-
PRC	924,654	1,077,488
Total current	1,632,986	1,077,488
Deferred
Federal	(151,937)	-
State	(26,072)	-
PRC	5,534	(42,407)
Total deferred	(172,475)	(42,407)
Total	$1,460,511	$1,035,081

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2011 and 2010:

	2011	2010

Tax at federal statutory rate	$2,320,730	$1,780,950
Domestic permanent differences	(104,501)	-
State tax	(25,272)	-
Foreign rate differential	(626,867)	(471,428)
Foreign permanent differences	(75,612)	31,653
ASC 740-10 uncertain tax position	1,508,213	874,554
Tax exemption	(1,504,950)	(1,180,648)
Other	(31,230)	-
Total	$1,460,511	$1,035,081

The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2011 and 2010:

	2011	2010

Aggregate dollar effect of tax exemption	$1,504,950	$1,180,648
Basic EPS impact	$0.10	$0.12

Deferred tax assets and liabilities are recognized for the expected future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred taxes are comprised of the following for the years ended December 31, 2011 and 2010:
	2011	2010

Current deferred tax assets
Accrued liabilities	$156,974	$115,237

Noncurrent deferred tax assets:
Federal & CA state amortization	$2,213	$-
Federal & CA state NOL	34,849	-
Intercompany payable	131,521	-
Land use rights	7,016	17,468
PRC fixed asset and amortization	962	916
NOL	8,129	-

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(26,425)	-
Purchase accounting	(17,000)	-
Prepaid expenses	(5,672)	-
PRC depreciation on building	(9,319)	(19,658)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	126,274	(1,274)
Less: valuation allowance	(8,130)	-
Non-current deferred tax assets (liabilities), net	$118,144	$(1,274)

The Company has recorded a partial valuation allowance against its PRC deferred tax assets for the year ended December 31, 2011, and has not recorded any valuation allowance against its PRC deferred tax assets for the year ended December 31, 2010. In accordance with ASC 740 Accounting for Income Taxes, based on all available evidence, including the Company’s historical results and the forecast of its future income, it is more likely than not that substantially all of its PRC entities will be able to realize the Company’s deferred tax assets.

For U.S. federal income tax purposes, the Company has net operating loss (“NOL”) carryforwards of approximately $87,000 and $0, at December 31, 2011 and 2010, respectively. For U.S. California state income tax purposes, the Company has NOL carryforwards of approximately $87,000 and $0, at December 31, 2011 and 2010, respectively. The 2011 NOL carryforwards will expire after 20 years beginning 2029 if not utilized. The Company does not have any NOL carryforwards for PRC enterprise income tax purposes, at December 31, 2011 and 2010 respectively.

Nova Dongguan is subject to a 25% PRC corporate tax rate starting from 2009. Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao. Nova Museum is subject to a 25% corporate income tax in 2011, its inception year, but allowed to apply for tax-exempt status in 2012, the second year following its incorporation.

Undistributed earnings of the Company’s PRC subsidiaries amounted to approximately $8.7 million and $2.5 million as of December 31, 2011 and 2010, respectively. Those earnings are considered to be permanently reinvested and, accordingly, no deferred tax expense is recorded for U.S. federal and state income tax or applicable withholding taxes.

Nova Furniture was incorporated in the BVI and there is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provisions related to the BVI tax jurisdiction where Nova Furniture is domiciled.

On August 31, 2011, Nova LifeStyle acquired all the outstanding capital stock of Diamond Bar. Both Nova LifeStyle and Diamond Bar are subject to U.S. corporate income tax.

Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

The interim condensed consolidated financial information as of September 30, 2012 and for the nine and three month periods ended September 30, 2012 and 2011 have been prepared without audit, pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures, which are normally included in consolidated financial statements prepared in accordance with U.S. GAAP have not been included. The interim condensed consolidated financial information should be read in conjunction with the Financial Statements and the notes thereto, included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2011, previously filed with the SEC.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the Company’s interim condensed consolidated financial position as of September 30, 2012, its interim condensed consolidated results of operations and cash flows for the nine and three month periods ended September 30, 2012 and 2011, as applicable, have been made. The interim results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant estimates, required by management, include the allowance for bad debt, valuation of inventories and recoverability of long-lived assets and goodwill. Actual results could differ from those estimates.

Business Combinations Policy [Policy Text Block]
Business Combination

For a business combination with an acquisition date on or after January 1, 2009, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree were recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, were recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree, that excess in earnings was recognized as a gain attributable to the acquirer.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10.

Business Combination

For a business combination with an acquisition date on or after January 1, 2009, the assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree were recognized at the acquisition date, measured at their fair values as of that date. In a business combination achieved in stages, the identifiable assets and liabilities, as well as the noncontrolling interest in the acquiree, were recognized at the full amounts of their fair values. In a bargain purchase in which the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any noncontrolling interest in the acquiree, that excess in earnings was recognized as a gain attributable to the acquirer.

Deferred tax liability and asset were recognized for the deferred tax consequences of differences between the tax bases and the recognized values of assets acquired and liabilities assumed in a business combination in accordance with Accounting Standards Codification (“ASC”) Topic 740-10.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. As of September 30, 2012 and December 31, 2011, the Company concluded there was no impairment of goodwill.

Goodwill

Goodwill is the excess of purchase price and related costs over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. In accordance with ASC Topic 350, “Intangibles-Goodwill and Other,” goodwill is not amortized but is tested for impairment, annually or when circumstances indicate a possible impairment may exist. Impairment testing is performed at a reporting unit level. An impairment loss generally would be recognized when the carrying amount of the reporting unit exceeds its fair value, with the fair value of the reporting unit determined using discounted cash flow (“DCF”) analysis. A number of significant assumptions and estimates are involved in the application of the DCF analysis to forecast operating cash flows, including the discount rate, the internal rate of return and projections of realizations and costs to produce. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. As of December 31, 2011, the Company concluded there was no impairment of goodwill.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company recorded $246,998 and $0 as allowance for bad debts as of September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

The Company’s policy is to maintain an allowance for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Based on historical collection activity, the Company did not record an allowance for bad debts as of December 31, 2011 and 2010, respectively.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at September 30, 2012 and December 31, 2011.

Inventories

Inventories are stated at the lower of cost or market value with cost determined on a weighted-average basis, which approximates the first-in first-out method. Management compares the cost of inventories with the net realizable value and an allowance is made for writing down their inventories to market value, if lower. The Company did not record any provision for write-downs of inventory at December 31, 2011 and 2010.

Property, Plant and Equipment, Policy [Policy Text Block]
Plant, Property and Equipment and Construction in Progress

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventories, and expensed to cost of goods sold when inventories are sold.

Construction in progress represents capital expenditure in respect of direct costs of construction or acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Plant, Property and Equipment

Plant, property and equipment are stated at cost, net of accumulated depreciation. Expenditures for maintenance and repairs are expensed as incurred; additions, renewals and improvements are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation is removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with 10% salvage value and estimated lives as follows:

Building and workshops	20 years
Computer and office equipment	5 years
Museum decoration and renovation	10 years
Machinery	10 years
Autos	5 years

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of September 30, 2012 and December 31, 2011, there were no significant impairments of its long-lived assets except that the Company disposed of an obsolete and unused workshop for the loss of $123,587 during the nine months ended September 30, 2012.

Impairment of Long-Lived Assets

Long-lived assets, which include property, plant and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by comparing the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable. Based on its review, the Company believes that, as of December 31, 2011 and 2010, there were no significant impairments of its long-lived assets.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $365,306 and $106,343 for the nine months ended September 30, 2012 and 2011, respectively; $115,146 and $41,668 for the three months ended September 30, 2012 and 2011, respectively.
Research and Development
Research and development costs are related primarily to the Company designing and testing its new products in development stage. Research and development costs are recognized in general and administrative expenses and expensed as incurred. Research and development expense was $164,720 and $77,654 for the years ended December 31, 2011 and 2010, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

In its interim financial statements, the Company follows the guidance in ASC 270 “Interim Reporting” and ASC 740 “Income Taxes” whereby the Company utilizes the expected annual effective rate in determining its income tax provision.  The actual effective tax rate for the period ended September 30, 2012 differs from the U.S. federal statutory tax rate primarily as a result of a tax benefit from the tax-exempt status of Nova Macao and unrecognized tax benefits from uncertain tax positions.

Nova Lifestyle, Inc. and Diamond Bar Outdoors, Inc. are subject to U.S. federal and state income taxes. Nova Furniture BVI was incorporated in the BVI. There is no income tax for a company domiciled in the BVI. Accordingly, the Company’s consolidated financial statements do not present any income tax provision related to the BVI tax jurisdiction where Nova Furniture BVI is domiciled.

Nova Dongguan and Nova Museum are governed by the Enterprise Income Tax Law of the People’s Republic of China (the “PRC”) which is subject to a 25% corporate income tax. Nova Museum is subject to a 25% corporate income tax in the first year and allowed to apply for tax-exempt status in the second year following its incorporation.  Nova Macao is an income tax-exempt entity incorporated and domiciled in Macao.

During the nine months ended September 30, 2012 and 2011, the Company recorded income tax expense of approximately $1,048,000 and $656,000, respectively. During the three months ended September 30, 2012 and 2011, the Company recorded income tax expense of approximately $511,000 and $278,000, respectively.

As of September 30, 2012, unrecognized tax benefits were approximately $3.8 million.  The total amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $3.8 million as of September 30, 2012.

A reconciliation of the January 1, 2012, through September 30, 2012, amount of unrecognized tax benefits excluding interest and penalties ("Gross UTB") is as follows:

Gross UTB
Beginning Balance - January 1, 2012	3,709,129
Increase in unrecorded tax benefits taken in 2012	133,029
Exchange rate adjustment – 2012	(24,085)
Ending Balance – September 30, 2012	$3,818,073

At September 30, 2012, and December 31, 2011, the Company had cumulatively accrued approximately $520,000 and $253,000, respectively, for estimated interest and penalties related to unrecognized tax benefits. The Company recorded interest and penalties related to unrecognized tax benefits as a component of income tax expense, which totaled approximately $210,000 and $78,000 for the nine months ended September 30, 2012, and 2011, respectively, and $81,000 and $56,000 for the three months ended September 30, 2012 and 2011, respectively. The Company does not anticipate any significant changes to its unrecognized tax benefits within the next twelve months.

Aggregate undistributed earnings of approximately $10.5 million of the Group’s PRC and Macao subsidiaries that are available for distribution to the Company are considered to be indefinitely reinvested, and, accordingly, no provision has been recorded relating to the accumulated earnings from its PRC and Macao operation.

Nova Dongguan is subject to taxation in the PRC. Nova Dongguan’s PRC income tax returns are generally not subject to examination by the tax authorities for tax years before 2007. With a few exceptions, the tax years 2007-2011 remain open to examination by tax authorities in the PRC; the tax year 2011 for US entities remain open to examination by tax authorities in the US.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s revenue recognition policies are in compliance with ASC Topic 605, “Revenue Recognition.” Sales revenue is recognized when a formal arrangement exists, the price is fixed or determinable, the delivery is completed and no other significant obligations of the Company exist and collectability is reasonably assured. No revenue is recognized if there are significant uncertainties regarding the recovery of the consideration due, or the possible return of the goods. Payments received before all of the relevant criteria for revenue recognition are recorded as unearned revenue.

Sales revenue represents the invoiced value of goods, net of value-added taxes (“VAT”). All of the Company’s products sold in China are subject to the PRC VAT of 17% of the gross sales price. This VAT may be offset by VAT paid by the Company on raw materials and other materials purchased in China and included in the cost of producing the finished product. The Company records VAT payable and VAT receivable net of payments in the consolidated financial statements. The VAT tax return is filed offsetting the payables against the receivables. Sales and purchases are recorded net of VAT collected and paid as the Company acts as an agent for the government.

Franchise Arrangements [Policy Text Block]
Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with franchisees who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier. At September 30, 2012 and December 31, 2011, the Company had franchising subsidy payable of $173,997 and $187,758, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Franchise Arrangements

In 2010, the Company began entering into area product franchise agreements with customers who operate specialty furniture stores carrying only Nova-branded products. The product franchise agreement provides for the franchisee to retail Nova-brand furniture products for a period of one year from the date of the agreement. The franchisee is required to pay a deposit of RMB 30,000 at the signing of the agreement, which is used as payment for future purchases and is deferred on the Company’s balance sheet as a customer deposit. The franchisee is required to guarantee a minimum purchase amount from the Company during the contract period. The Company has the right to terminate the agreement should the franchisee fail to meet the minimum purchase amounts. The Company provides the franchisee with store images and designs, signage, floor plan product information and training. In addition, the Company will rebate a per square meter subsidy to the franchisee for the store build-out within six months from the agreement date. The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is earlier. At December 31, 2011 and 2010, the Company had franchising subsidy payable of $187,758 and $121,914, respectively. In accordance with ASC 605-50, as the Company does not receive an identifiable benefit from these rebates, the rebates are recorded as a reduction of revenue on sales to the franchisee.

Cost of Sales, Policy [Policy Text Block]
Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Cost of Sales

Cost of sales consists primarily of material costs, labor costs and related overhead that are directly attributable to the production of the products. Write-down of inventory to the lower of cost or net realizable value is also recorded in the cost of sales.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the nine months ended September 30, 2012 and 2011, shipping and handling costs were $455,142 and $336,568, respectively; during the three months ended September 30, 2012 and 2011, shipping and handling costs were $155,550 and $118,626, respectively.

Shipping and Handling Costs

Shipping and handling costs related to delivery of finished goods are included in selling expenses. During the years ended December 31, 2011 and 2010, shipping and handling costs were $485,069 and $559,425, respectively.

Advertising Costs, Policy [Policy Text Block]
Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $371,194 and $311,550 for the nine months ended September 30, 2012 and 2011, respectively; and $259,955 and $85,758 for the three months ended September 30, 2012 and 2011, respectively.

Advertising

Advertising expenses consist primarily of costs of promotion and marketing for the Company’s image and products, and costs of direct advertising. The Company expenses all advertising costs as incurred. Advertising expense was $455,571 and $23,000 for the years ended December 31, 2011 and 2010, respectively.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the nine and three months ended September 30, 2012 and 2011:

	Nine Months Ended		Three Months Ended
	2012	2011	2012	2011
Net income	$3,647,515	$3,266,657	$1,243,893	$1,681,589

Weighted average shares outstanding – basic	18,460,955	13,451,350	18,518,089	16,431,723
Effect of dilutive securities:
Unexercised warrants	191,937	70,800	191,507	210,092

Weighted average shares outstanding – diluted	18,652,892	13,522,150	18,709,596	16,641,815

Earnings (loss) per share – basic	$0.20	$0.24	$0.07	$0.10
Earnings (loss) per share – diluted	$0.20	$0.24	$0.07	$0.10

At September 30, 2012 and December 31, 2011, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 983,280 and 899,480 shares of common stock were outstanding and exercisable, respectively.  For nine and three months ended September 30, 2012, 155,100 shares purchasable under the warrants were excluded from EPS as their effects were anti-dilutive.

Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares, warrants and stock options had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2011 and 2010:

	2011	2010
Net income	$5,365,165	$4,203,009

Weighted average shares outstanding - basic	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants and options	190,291	-
Weighted average shares outstanding - diluted	14,697,206	9,685,000

Earnings per share - basic	$0.37	$0.43
Earnings per share - diluted	$0.37	$0.43

At December 31, 2011 and 2010, the Company had no options to purchase shares of common stock outstanding and warrants to purchase 899,480 and 0 shares of common stock were outstanding and exercisable, respectively (see Note 15).

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

Two and one major customers accounted for 37% (22% and 15% for each) and 28% of the Company’s sales for the nine months ended September 30, 2012 and 2011, respectively.  Two and one major customers accounted for 38% (23% and 15% for each) and 23% of the Company’s sales for the three months ended September 30, 2012 and 2011, respectively. Accounts receivable from these customers amounted to $10,876,870 and $2,071,711 as of September 30, 2012 and December 31, 2011, respectively.

The Company purchased its products from three and one major vendors during the nine months ended September 30, 2012 and 2011, accounting for 37% (17%, 10% and 10%) and 12% of the purchases, respectively. Five and three major vendors accounted for 66% (20%, 12%, 12%, 12% and 10%) and 42% (17%, 15% and 10%) of the purchases during the three months ended September 30, 2012 and 2011, respectively. Accounts payable to these vendors were $1,882,651 and $0 as of September 30, 2012, and December 31, 2011, respectively.

The operations of the Company are located principally in China and the US. Accordingly, the Company’s Chinese subsidiaries' business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts and other receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

One and two major customers accounted for 24% and 64% (43% and 21% for each) of the Company’s sales for the years ended December 31, 2011 and 2010, respectively. Accounts receivable from these customers amounted to $1,953,305 and $1,279,359 as of December 31, 2011 and 2010, respectively.

The Company purchased its products from three and one major vendor during the years ended December 31, 2011 and 2010, accounting for 31% (11%, 10% and 10% for each) and 23% of the purchases, respectively. Accounts payable to these vendors were $1,934,561 and $0 as of December 31, 2011 and 2010, respectively.

The operations of the Company are located principally in China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in China, as well as by the general state of the PRC economy.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments in China and foreign currency exchange. The Company’s results may be adversely affected by changes in PRC government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchase and expense transactions in China and Macao are denominated in Chinese Yuan Renminbi (“RMB”) and Macau Pataca (“MOP”) (prior to 2011), respectively, and all of the assets and liabilities of the Company’s subsidiaries in China and Macao are also denominated in RMB and MOP (prior to 2011), respectively. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Statement of Cash Flows Policy [Policy Text Block]
Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Statement of Cash Flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations is calculated based upon local currencies. As a result, amounts related to assets and liabilities reported on the statement of cash flows may not necessarily agree with changes in the corresponding balances on the balance sheet.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Fair Value of Financial Instruments

Some of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities and short-term debt, have carrying amounts that approximate their fair values due to their short maturities. ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, “Financial Instruments,” defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.


Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging.”

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation and Transactions

The accompanying condensed consolidated financial statements are presented in USD. The functional currency of Nova LifeStyle, Nova Furniture, Nova Macao and Diamond Bar is the United States Dollar (“$” or “USD”). The functional currency of Nova Dongguan and Nova Museum is RMB. The functional currencies of the Company’s foreign operations are translated into USD for balance sheet accounts using the current exchange rates in effect as of the balance sheet date and for revenue and expense accounts using the weighted-average exchange rate during the fiscal year. The translation adjustments are recorded as a separate component of stockholders’ equity, captioned “Accumulated other comprehensive income.” Gains and losses resulting from transactions denominated in foreign currencies are included in “Other income (expenses)” in the consolidated statements of income and comprehensive income. There have been no significant fluctuations in the exchange rate for the conversion of RMB to USD after the balance sheet date.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the nine and three months ended September 30, 2012 and 2011, included net income and foreign currency translation adjustments.

Comprehensive Income (Loss)

The Company follows FASB ASC 220 “Reporting Comprehensive Income.” Comprehensive income is comprised of net income and all changes to the consolidated statements of stockholders’ equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. Comprehensive income for the years ended December 31, 2011 and 2010, included net income and foreign currency translation adjustments.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company.

Management determined that the Company’s operations constitute a single reportable segment in accordance with ASC 280. The Company operates exclusively in one business and industry segment: the design, manufacture and sale of furniture. All of the Company’s long-lived assets for production are located at its facilities in Dongguan, Guangdong Province, China, and operate within the same environmental, safety and quality regulations governing furniture manufacturers. The Company established Nova Macao, and acquired Diamond Bar for the purpose of marketing and selling the Company’s products. As a result, management views the business and operations of Nova Dongguan, Nova Macao and Diamond Bar as a blended gross margin when determining future growth, return on investment and cash flows. Nova Museum, a non-profit organization engaged principally in the promotion and dissemination of the culture and history of furniture in China, has no operations or substantial assets other than its decorations and renovation, and its heritage and cultural assets are for the purpose of exhibition only.

Accordingly, management concluded that the Company had one reportable segment under ASC 280 because: (i) the Company’s products sold through Nova Dongguan, Nova Macao and Diamond Bar are created with similar production processes, in the same facilities, under the same regulatory environment and sold to similar customers using similar distribution systems; (ii) Diamond Bar is a U.S. furniture distributor based in California but operates under the same senior management of Nova Dongguan and Nova Macao, and management views the operations of Nova Dongguan, Nova Macao and Diamond Bar as a whole for making business decisions; and (iii) although Nova Museum is principally engaged in the dissemination of the culture and history of furniture in China, it also serves a function of promoting and marketing the Company’s image and products by providing a platform and channel for consumers to be exposed to the Company and its products, it is operated under the same management with the same resources and in the same location as Nova Dongguan, and it is an additive and supplemental unit to the Company’s main operations, the manufacture and sale of furniture.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements

On July 27, 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment.  The ASU provides entities with an option to first assess qualitative factors to determine whether events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired.  If an entity concludes that it is more than 50% likely that an indefinite-lived intangible asset is not impaired, no further analysis is required.  However, if an entity concludes otherwise, it would be required to determine the fair value of the indefinite-lived intangible asset to measure the amount of actual impairment, if any, as currently required under US GAAP.  The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted. The adoption of this pronouncement will not have a material impact on its financial statements.

As of September 30, 2012, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s interim consolidated financial statements.

New Accounting Pronouncements

In September 2011, FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (ASC Topic 350): Testing Goodwill for Impairment, to simplify how entities test goodwill for impairment. ASU No. 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If greater than 50 percent likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The guidance provided by this update becomes effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In December 2011, FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in ASU 2011-05. ASU 2011-12 defers the requirement that a company present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. No other requirement in ASU No. 2011-05 is affected by ASU No. 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In December 2010, FASB issued ASU No. 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company adopted the disclosure requirements for the business combinations in 2011.

As of December 31, 2011, there are no other recently issued accounting standards not yet adopted that would have a material effect on the Company’s financial statements.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain amounts in the prior year financial statements have been reclassified for comparative purposes to conform to the presentation in the current year financial statements. These reclassifications had no effect on previous reported income.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the January 1, 2012, through September 30, 2012, amount of unrecognized tax benefits excluding interest and penalties ("Gross UTB") is as follows:

Gross UTB
Beginning Balance - January 1, 2012	3,709,129
Increase in unrecorded tax benefits taken in 2012	133,029
Exchange rate adjustment – 2012	(24,085)
Ending Balance – September 30, 2012	$3,818,073

The following table presents a reconciliation of the amount of unrecognized tax benefits excluding interest and penalties (“Gross UTB”) for the years ended December 31, 2011 and 2010:

	Gross UTB
	2011	2010

Beginning balance at January 1	$2,189,194	$1,346,203

Increase in unrecorded tax benefits taken in current year	1,373,704	771,976

Exchange rate adjustment	146,231	71,015

Ending balance at December 31	$3,709,129	$2,189,194

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents a reconciliation of basic and diluted earnings per share for the nine and three months ended September 30, 2012 and 2011:

	Nine Months Ended		Three Months Ended
	2012	2011	2012	2011
Net income	$3,647,515	$3,266,657	$1,243,893	$1,681,589

Weighted average shares outstanding – basic	18,460,955	13,451,350	18,518,089	16,431,723
Effect of dilutive securities:
Unexercised warrants	191,937	70,800	191,507	210,092

Weighted average shares outstanding – diluted	18,652,892	13,522,150	18,709,596	16,641,815

Earnings (loss) per share – basic	$0.20	$0.24	$0.07	$0.10
Earnings (loss) per share – diluted	$0.20	$0.24	$0.07	$0.10

The following table presents a reconciliation of basic and diluted earnings per share for the years ended December 31, 2011 and 2010:

	2011	2010
Net income	$5,365,165	$4,203,009

Weighted average shares outstanding - basic	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants and options	190,291	-
Weighted average shares outstanding - diluted	14,697,206	9,685,000

Earnings per share - basic	$0.37	$0.43
Earnings per share - diluted	$0.37	$0.43

Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September30,	December 31,
	2012	2011
	(Unaudited)
Raw material	$29,711	$28,667
Work in progress	585,435	436,980
Finished goods	2,163,481	1,382,434

	$2,778,627	$1,848,081

As of December 31, 2011 and 2010, inventory consisted of the following:

	2011	2010
Raw material	$28,667	$160,302
Work in progress	436,980	575,067
Finished goods	1,382,434	282,335

	$1,848,081	$1,017,704

Plant, Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
As of September 30, 2012 and December 31, 2011, plant, property and equipment consisted of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Building and workshops	$7,361,148	$7,604,331
Office equipment	567,318	465,596
Autos	306,488	345,492
Machinery	3,020,506	2,643,008
Museum decoration and renovation	544,566	422,280
Less: accumulated depreciation	(3,205,278)	(2,759,521)

	$8,594,748	$8,721,186

As of December 31, 2011 and 2010, plant, property and equipment consisted of the following:

	2011	2010
Building and workshops	$7,604,331	$7,197,084
Office equipment	465,596	269,916
Autos	345,492	293,452
Machinery	2,643,008	2,397,658
Museum decoration and renovation	422,280	-
Less: accumulated depreciation	(2,759,521)	(1,965,173)

	$8,721,186	$8,192,937

Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Land use right	$1,104,777	$572,202
Customer relationship	50,000	50,000
Trademark	200,000	200,000
Less: accumulated amortization	(134,467)	(97,737)

	$1,220,310	$724,465

Intangible assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Land use right	$572,202	$544,399
Customer relationship	50,000	-
Trademark	200,000	-
Less: accumulated amortization	(97,737)	(72,587)

Net	$724,465	$471,812

Prepaid Expenses and Other Receivables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Other Current Assets [Table Text Block]
Other current assets consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Prepaid expenses	$158,860	$81,841
Other receivables	43,490	32,012
Total	$202,350	$113,853
Other current assets consisted of the following at December 31, 2011 and 2010:
	2011	2010
Prepaid expenses	$81,841	$-
Other receivables	32,012	126,394
Total	$113,853	$126,394

Accrued Liabilities and Other Payables (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Table Text Block]
Accrued liabilities and other payables consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Other payables	$155,146	$30,011
Salary payable	413,791	497,257
Franchising subsidy	173,997	187,758
Accrued expenses	182,996	119,102

Total	$925,930	$834,128

Accrued liabilities and other payables consisted of the following at December 31, 2011 and 2010:

	2011	2010
Other payables	$30,011	$151,182
Salary payable	497,257	669,710
Franchising subsidy	187,758	121,914
Accrued expenses	119,102	122,615

Total	$834,128	$1,065,421

Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrant activity for the nine months ended September 30, 2012:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2012	899,480	$2.00	2.63
Granted	155,100	$4.50	3.00
Exercised	71,300	2.00	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at September 30, 2012	983,280	$2.39	1.94
Exercisable at September 30, 2012	983,280	$2.39	1.94

Following is a summary of the warrant activity:

	Number of Shares	Average Exercise Price per Share	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	2.88
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63

Geographical Sales (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Geographical distribution of sales consisted of the following for the nine and three months ended September 30, 2012 and 2011 (unaudited):

	For nine months ended September 30,		For three months ended September 30,
Geographical Areas	2012	2011	2012	2011

China*	$12,621,420	$7,639,488	$5,016,574	$2,685,583
North America	18,282,841	8,836,430	7,822,570	5,058,940
Asia**	715,410	485,839	322,495	177,949
Europe	11,747,812	7,540,789	4,868,838	2,631,431
Australia	522,507	590,796	238,139	283,540
Hong Kong	625,253	376,725	105,307	148,600
Other countries	1,835,949	609,627	830,954	201,431

	$46,351,192	$26,079,694	$19,204,877	$11,187,474

Geographical distribution of sales consisted of the following for the years ended December 31, 2011 and 2010:

Geographical Areas	2011	2010
North America	$19,140,472	$2,933,829
Europe	10,743,066	14,059,678
China	10,320,513	8,349,254
Australia	837,684	1,064,426
Other countries	765,004	274,584
Asia	713,683	1,266,273
Hong Kong	641,604	870,938

	$43,162,026	$28,818,982

Business Acquisition and Unaudited Pro Forma Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$141,231
Accounts receivable	986,145
Inventory	786,776
Property and equipment	164,913
Customer relationship	50,000
Goodwill	218,606
Accounts payable	(1,742,540)
Other payable and accrued expenses	(138,131)
Deferred tax liability	(17,000)
Purchase price	$450,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the nine and three months ended September 30, 2011, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For the nine months ended September 30,	For the three months ended September 30,
	2011	2011
	(Unaudited)	(Unaudited)
Net sales	$30,627,291	$12,462,962

Net income	$3,147,306	$1,640,614

Basic weighted average shares outstanding	13,451,350	16,431,723
Diluted weighted average shares outstanding	13,522,150	16,641,815

Basic net earnings per share	$0.23	$0.10
Diluted net earnings per share	$0.23	$0.10

The following unaudited pro forma consolidated results of operations of Nova LifeStyle and Diamond Bar for the years ended December 31, 2011 and 2010, presents the operations of Nova LifeStyle and Diamond Bar as if the acquisition of Diamond Bar occurred on January 1, 2011 and 2010, respectively. The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisition been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

	For years ended December 31,
	2011	2010
	(Unaudited)
Net sales	$47,710,088	$30,094,554

Net income	$5,250,294	$4,172,385

Basic weighted average shares outstanding	14,506,915	9,685,000
Diluted weighted average shares outstanding	14,697,206	9,685,000

Basic net earnings per share	$0.36	$0.43
Diluted net earnings per share	$0.36	$0.43

Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The estimated annual rental expense for lease commitment is as follows:
Year	Amount
2012 (October 1 to December 31)	$156,000
2013	468,000
Total	$624,000
The estimated annual rental expense for lease commitment is as follows:
Year	Amount
2012	$322,000
2013	427,000
Total	$749,000

Income Taxes and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Taxes Payable [Table Text Block]
Taxes payable consisted of the following at December 31, 2011 and 2010:

	2011	2010
Income tax payables	$38,391	$190,554
Other taxes payable	160,593	7,231

Total tax payable - current	$198,984	$197,785

Total income tax payable - noncurrent	$4,016,266	$2,368,795

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Loss subject to domestic income taxes only	$(139,515)	$-
Income subject to foreign income taxes only	6,965,191	5,238,090

Total	$6,825,676	$5,238,090

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010
Current
Federal	$707,533	$-
State	800	-
PRC	924,654	1,077,488
Total current	1,632,986	1,077,488
Deferred
Federal	(151,937)	-
State	(26,072)	-
PRC	5,534	(42,407)
Total deferred	(172,475)	(42,407)
Total	$1,460,511	$1,035,081

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2011 and 2010:

	2011	2010

Tax at federal statutory rate	$2,320,730	$1,780,950
Domestic permanent differences	(104,501)	-
State tax	(25,272)	-
Foreign rate differential	(626,867)	(471,428)
Foreign permanent differences	(75,612)	31,653
ASC 740-10 uncertain tax position	1,508,213	874,554
Tax exemption	(1,504,950)	(1,180,648)
Other	(31,230)	-
Total	$1,460,511	$1,035,081

Schedule of the Aggregate Dollar and Per Share Effects of Tax Exemption
The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2011 and 2010:

	2011	2010

Aggregate dollar effect of tax exemption	$1,504,950	$1,180,648
Basic EPS impact	$0.10	$0.12

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes are comprised of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Current deferred tax assets
Accrued liabilities	$156,974	$115,237

Noncurrent deferred tax assets:
Federal & CA state amortization	$2,213	$-
Federal & CA state NOL	34,849	-
Intercompany payable	131,521	-
Land use rights	7,016	17,468
PRC fixed asset and amortization	962	916
NOL	8,129	-

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(26,425)	-
Purchase accounting	(17,000)	-
Prepaid expenses	(5,672)	-
PRC depreciation on building	(9,319)	(19,658)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	126,274	(1,274)
Less: valuation allowance	(8,130)	-
Non-current deferred tax assets (liabilities), net	$118,144	$(1,274)

Organization and Description of Business (Detail)	3 Months Ended	9 Months Ended		12 Months Ended			12 Months Ended										12 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2011 USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] USD ($)	Dec. 31, 2011 On March 17, 2011 [Member] CNY	Dec. 31, 2011 On March 29, 2011 [Member] USD ($)	Dec. 31, 2011 On March 29, 2011 [Member] CNY	Dec. 31, 2011 Nova Holdings [Member]	Dec. 31, 2011 St. Joyal [Member] USD ($)	Dec. 31, 2011 Before June 27, 2011 Stock Split [Member]	Dec. 31, 2011 After June 27, 2011 Stock Split [Member]	Dec. 31, 2011 Before June 27, 2011 Stock Split [Member]	Dec. 31, 2011 After June 27, 2011 Stock Split [Member]	Dec. 31, 2011 Nova Furniture Limited [Member] USD ($)	Dec. 31, 2011 Diamond Bar [Member] USD ($)	Dec. 31, 2011 Trademarks [Member] USD ($)
Stockholders' Equity Note, Stock Split				5-for-1
Common Stock, Shares, Outstanding	18,536,567	18,536,567		17,898,267	9,685,000								2,596,000	12,980,000	2,596,000	12,980,000	14,900,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																	11,920,000
Number of shareholders of Nova Furniture																	4
Number of shares exchanged																	10,000
Stock Repurchased During Period, Shares																	10,000,000
Debt Instrument, Maturity Date, Description																	90
Repayments of Notes Payable (in Dollars)		$ 0	$ 80,000	$ 80,000	$ 0												$ 80,000
Debt Instrument, Interest Rate, Stated Percentage																	0.46%
Sale of Stock, Number of Shares Issued in Transaction				11,917,616							2,235,000	9,682,616
Equity Method Investment, Ownership Percentage											81.25%	18.75%
Stock Issued During Period, Value, Issued for Cash (in Dollars)												2,400,000
Proceeds from Issuance or Sale of Equity (in Dollars)		0	450,000	450,000	0							450,000
Common Stock Subscribed and Issued Subscription Receivable (in Dollars)				1,950,000
Proceeds from Contributed Capital (in Dollars and Yuan Renminbi)	1,000,000	0	0	0	500,000		152,177	1,000,000	172,351	1,130,000
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)				450,000		450,000												450,000
Payments to Acquire Intangible Assets (in Dollars)		$ 538,230	$ 200,000	$ 200,000	$ 0														$ 200,000

Summary of Significant Accounting Policies (Detail)	3 Months Ended		9 Months Ended			12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 Major Customer One [Member] Customer Concentration Risk [Member]	Sep. 30, 2012 Major Customer One [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Major Customer One [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Major Customer One [Member] Customer Concentration Risk [Member] USD ($)	Sep. 30, 2012 Major Customer Two [Member] Customer Concentration Risk [Member]	Sep. 30, 2012 Major Customer Two [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Major Customer Two [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Two Major Customers [Member] Customer Concentration Risk [Member] USD ($)	Sep. 30, 2012 Building and Building Improvements [Member]	Dec. 31, 2011 Building and Building Improvements [Member]	Sep. 30, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Sep. 30, 2012 Museum Decoration and Renovation [Member]	Dec. 31, 2011 Museum Decoration and Renovation [Member]	Sep. 30, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Sep. 30, 2012 Other Machinery and Equipment [Member]	Dec. 31, 2011 Other Machinery and Equipment [Member]	Sep. 30, 2012 Major Vendor One [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor One [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor One [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Major Vendor One [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor Three [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Three [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Major Vendor Three [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Four [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor Four [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Five [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 China, Yuan Renminbi [Member]	Dec. 31, 2010 China, Yuan Renminbi [Member]	Dec. 31, 2010 Macau Patacas, MOP [Member]	Sep. 30, 2012 Customer Concentration Risk [Member] USD ($)	Sep. 30, 2011 Customer Concentration Risk [Member]	Sep. 30, 2012 Customer Concentration Risk [Member] USD ($)	Sep. 30, 2011 Customer Concentration Risk [Member]	Dec. 31, 2011 Customer Concentration Risk [Member] USD ($)	Dec. 31, 2010 Customer Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member] Three major vendors [Member] USD ($)	Dec. 31, 2010 Supplier Concentration Risk [Member] Major Vendor One [Member] USD ($)	Sep. 30, 2012 Supplier Concentration Risk [Member] USD ($)	Sep. 30, 2011 Supplier Concentration Risk [Member]	Sep. 30, 2012 Supplier Concentration Risk [Member] USD ($)	Sep. 30, 2011 Supplier Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member] USD ($)	Dec. 31, 2010 Supplier Concentration Risk [Member]
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 246,998		$ 246,998			$ 0
Property, Plant and Equipment, Salvage Value, Percentage	10.00%		10.00%	10.00%		10.00%
Property, Plant and Equipment, Useful Life																	20 years	20 years	5 years	5 years	10 years	10 years	10 years	10 years	5 years	5 years
Gain (Loss) on Disposition of Assets (in Dollars)	0	0	(123,587)		0	0	(144,732)
Research and Development Expense (in Dollars)	115,146	41,668	365,306		106,343	164,720	77,654
Corporate income tax, PRC			25.00%	25.00%		25.00%
Income Tax Expense (Benefit) (in Dollars)	510,542	277,824	1,047,646		655,859	1,460,511	1,035,081
Unrecognized Tax Benefits (in Dollars)	3,818,073		3,818,073			3,709,129	2,189,194	1,346,203
Unrecognized Tax Benefits, Period Increase (Decrease) (in Dollars)			520,000			253,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense (in Dollars)	81,000	56,000	210,000		78,000	135,000	175,000
Undistributed Earnings of Foreign Subsidiaries (in Dollars)	10,500,000		10,500,000			8,700,000	2,500,000
VAT tax rate, sales			17.00%	17.00%		17.00%
Term Of Franchise Agreement			1 year	1 year		1 year
Initial Franchise Fees (in Dollars and Yuan Renminbi)				30,000		30,000
Store Build out Subsidy Period			6 months	6 months		6 years
Decline in Initial Franchise Fees, Description			The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier.	The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier.		The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is earlier
Other Accounts Payable and Accrued Liabilities (in Dollars)	173,997	187,758	173,997		187,758	187,758	121,914
Shipping, Handling and Transportation Costs (in Dollars)	155,550	118,626	455,142		336,568	485,069	559,425
Advertising Expense (in Dollars)	259,955	85,758	371,194		311,550	455,571	23,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			155,100	155,100
Number of major customers																																												2	1	2	1	1	2
Concentration Risk, Percentage									23.00%	22.00%	43.00%		15.00%	15.00%	21.00%												20.00%	17.00%	17.00%	11.00%	12.00%	15.00%	10.00%	10.00%	12.00%	10.00%	10.00%	10.00%	12.00%	10.00%				38.00%	23.00%	37.00%	28.00%	24.00%	64.00%			66.00%	42.00%	37.00%	12.00%	31.00%	23.00%
Accounts and Other Receivables, Net, Current (in Dollars)	0		0			203,351	0					1,953,305				1,279,359																												10,876,870		10,876,870		2,071,711
Number of major vendors																																																				5	3	3	1	3	1
Accounts Payable, Trade (in Dollars)																																																		1,934,561	0	1,882,651		1,882,651		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)						$ 310,000	$ 175,000
Statute of limitations for underpayment of taxes, Tax Collection Law						three
Statute of limitations for underpayment of taxes, Tax Collection Law, extension period						five years if the underpayment of taxes is more than RMB 100,000
Statute of limitations, transfer pricing issues						ten
Foreign Currency Exchange Rate Description																																									RMB6.3009 = USD$1.00	RMB6.6227 = USD$1.00	MOP8.1633 = USD$1.00
Foreign Currency Weighted-Average Exchange Rate Description																																									RMB6.4588 = USD$1.00	RMB6.7695 = USD$1.00	MOP8.1566 = USD$1.00
Number of Operating Segments						1
Number of Reportable Segments						1

Summary of Significant Accounting Policies (Detail) - Schedule of unrecognized tax benefits (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 3,709,129	$ 2,189,194	$ 1,346,203
Increase in unrecorded tax benefits taken in 2012	133,029	1,632,986	1,077,488
Exchange rate adjustment ��� 2012	(24,085)
Balance	$ 3,818,073	$ 3,709,129	$ 2,189,194

Summary of Significant Accounting Policies (Detail) - Schedule of earnings per share, basic and diluted (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income (in Dollars)	$ 1,243,893	$ 1,681,589	$ 3,647,515	$ 3,266,657	$ 5,365,165	$ 4,203,009
Weighted average shares outstanding ��� basic	18,518,089	16,431,723	18,460,955	13,451,350	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants	191,507	210,092	191,937	70,800	190,291	0
Weighted average shares outstanding ��� diluted	18,709,596	16,641,815	18,652,892	13,522,150	14,697,206	9,685,000
Earnings (loss) per share ��� basic (in Dollars per share)	$ 0.07	$ 0.1	$ 0.2	$ 0.24	$ 0.37	$ 0.43
Earnings (loss) per share ��� diluted (in Dollars per share)	$ 0.07	$ 0.1	$ 0.2	$ 0.24	$ 0.37	$ 0.43

Inventories (Detail) - Schedule of inventory (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw material	$ 29,711	$ 28,667	$ 160,302
Work in progress	585,435	436,980	575,067
Finished goods	2,163,481	1,382,434	282,335
	$ 2,778,627	$ 1,848,081	$ 1,017,704

Heritage and Cultural Assets (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Heritage and cultural museum assets	$ 127,873	$ 128,687

Plant, Property and Equipment, Net (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 176,782	$ 160,662	$ 528,404	$ 467,173	$ 641,867	$ 363,471
Gain (Loss) on Disposition of Assets	$ 0	$ 0	$ (123,587)	$ 0	$ 0	$ (144,732)

Plant, Property and Equipment, Net (Detail) - Schedule of property, plant and equipment (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: accumulated depreciation	$ (3,205,278)	$ (2,759,521)	$ (1,965,173)
	8,594,748	8,721,186	8,192,937
Building and Workshops [Member]
Property, plant and equipment, gross	7,361,148	7,604,331	7,197,084
Office Equipment [Member]
Property, plant and equipment, gross	567,318	465,596	269,916
Vehicles [Member]
Property, plant and equipment, gross	306,488	345,492	293,452
Machinery and Equipment [Member]
Property, plant and equipment, gross	3,020,506	2,643,008	2,397,658
Museum Decoration and Renovation [Member]
Property, plant and equipment, gross	$ 544,566	$ 422,280

Construction in Progress (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Construction in Progress, Gross	$ 2,319,560	$ 91,466	$ 91,466	$ 75,498
Construction in Progress Expenditures Incurred but Not yet Paid	6,160,000	6,160,000
Additional Funds Required to Complete Construction [Member]
Construction in Progress Expenditures Incurred but Not yet Paid	$ 3,840,000

Intangible Assets (Detail)	3 Months Ended		9 Months Ended			12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Annual Fee Per MU [Member] USD ($)	Dec. 31, 2011 Customer Relationships [Member] USD ($)	Dec. 31, 2011 Trademarks [Member]	Sep. 30, 2012 Land Use Right Acquired February 28, 2012 [Member] USD ($)	Sep. 30, 2012 Customer Relationships [Member]	Sep. 30, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member] USD ($)
Finite-Lived Intangible Asset, Useful Life			50 years	50 years		50 years			5 years	10 years		5 years	10 years
Finite-Lived Intangible Assets, Amortization Method			straight-line basis for 50 years	straight-line basis for 50 years		straight-line basis for 50 years
Other Finite-Lived Intangible Assets, Gross				3,400,000					$ 50,000		$ 536,193
Annual fee for land fill on land use rights			333,000	2,100,000				240
Annual land filling fee, term			60	60
Land filling fee, increase, percentage			5.00%	5.00%
Number of years each annual land filling fee will increase			5
Number of trademarks acquired			2	2						2
Amortization of Intangible Assets	10,532	5,311	39,845		10,823	21,164	10,652
Finite-Lived Intangible Assets, Amortization Expense, Year Two	50,400		50,400			41,200
Finite-Lived Intangible Assets, Amortization Expense, Year Three	50,400		50,400			41,200
Finite-Lived Intangible Assets, Amortization Expense, Year Four	50,400		50,400			41,200
Finite-Lived Intangible Assets, Amortization Expense, Year Five	49,552		49,552			41,200
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	40,385		40,385			40,300
Payments to Acquire Intangible Assets			$ 538,230		$ 200,000	$ 200,000	$ 0		$ 200,000					$ 200,000

Intangible Assets (Detail) - Schedule of intangible assets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: accumulated amortization	$ (134,467)	$ (97,737)	$ (72,587)
	1,220,310	724,465	471,812
Land Use Right [Member]
Intangible assets, gross	1,104,777	572,202	544,399
Customer Relationships [Member]
Intangible assets, gross	50,000	50,000	0
Trademarks [Member]
Intangible assets, gross	$ 200,000	$ 200,000	$ 0

Prepaid Expenses and Other Receivables (Detail) - Schedule of other current assets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid expenses	$ 158,860	$ 81,841
Other receivables	43,490	32,012
Total	$ 202,350	$ 113,853	$ 126,394

Construction Deposit (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deposits Assets, Noncurrent	$ 796,241	$ 634,830
Construction in Progress Expenditures Incurred but Not yet Paid	$ 6,160,000	$ 6,160,000

Accrued Liabilities and Other Payables (Detail) - Schedule of accrued liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued liabilities and other payables	$ 925,930	$ 834,128	$ 1,065,421
Other Payables [Member]
Accrued liabilities and other payables	155,146	30,011	151,182
Salary Payable [Member]
Accrued liabilities and other payables	413,791	497,257	669,710
Franchising Subsidy [Member]
Accrued liabilities and other payables	173,997	187,758	121,914
Accrued Expenses [Member]
Accrued liabilities and other payables	$ 182,996	$ 119,102	$ 122,615

Line of Credit (Detail)	9 Months Ended
	Sep. 30, 2012 Diamond Bar [Member] USD ($)	Sep. 30, 2012 Nova Dongguan [Member] USD ($)	Sep. 30, 2012 Nova Dongguan [Member] CNY
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000	$ 3,154,077	20,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%	6.94%
Line of Credit Facility, Amount Outstanding	3,431,818	1,103,927	7,000,000
Interest Expense, Debt	$ 39,597	$ 23,513
Line of Credit Facility, Covenant Terms	(i) maintain a minimum tangible net worth of not less than $3 million; (ii) maintain a current ratio in excess of 1.25 to 1.00; and (iii) maintain a ratio of debt to tangible net worth not in excess of 3.500 to 1.000; (iv) the pre-tax income must benot less than 0.5% of total revenue quarterly

Related Party Transactions (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties	$ 0	$ 277,056	$ 0	$ 902,638	$ 902,638	$ 1,491,875
Accounts Receivable, Related Parties	0		0		28,289	565,170
Related Party Transaction, Description of Transaction					three-year renewable lease agreement
Operating Leases, Rent Expense	118,900	49,463	409,900	56,394	193,700	13,200
Due to Related Parties, Current					0	197,776
Diamond Sofa [Member]
Revenue from Related Parties	0		0		0	1,154,971
Diamond Bar [Member]
Revenue from Related Parties		277,056		902,638	902,638	336,904
Operating Leases, Rent Expense					15,192
Monthly Rent Expense [Member]
Operating Leases, Rent Expense			38,100		38,100
Rental Expense [Member]
Operating Leases, Rent Expense	$ 96,000		$ 341,000		$ 163,300

Deferred Rent Payable (Detail)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Deferred Rent Payable [Member] USD ($)	Dec. 31, 2010 Deferred Rent Payable [Member] USD ($)
Land use fee, per mu (in Yuan Renminbi)				60			60
Land use fee, term			60	60		60	60
Land use fee, increase percentage			10.00%	10.00%		10.00%	10.00%
Land use fee, terms of price increase			5	5		5	5
Other Deferred Cost, Amortization Expense			(13,541)		9,873
Increase (Decrease) in Other Deferred Liability	6,760	3,335	4,472		(9,873)	(13,243)		(4,049)	(13,243)	(4,836)
Other Liabilities, Noncurrent	54,122		54,122			58,949		43,169
Land use fee per sm						$ 40,000

Due From Factor (Detail) (USD $)	9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Subsequent Event [Member]
Factoring fee, percentage	1.50%	2.25%		1.50%
Factoring fee, minimum		$ 12,000
Monthly payment, factoring fee		1,000
Financing fee, interest terms		one month LIBOR plus 5.37%
Accounts and Other Receivables, Net, Current	$ 0	$ 203,351	$ 0

Stockholders' Equity (Detail) (USD $)	9 Months Ended		12 Months Ended						3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Issued to Investor [Member]	Dec. 31, 2011 Issued to Placement Agent [Member]	Sep. 30, 2012 Issued to Investor [Member]	Sep. 30, 2012 Issued to Placement Agent [Member]	Sep. 30, 2012 Investor Relations Contract [Member]	Sep. 30, 2012 Investor Relations Contract [Member]	Sep. 30, 2012 Private Placement in January 2012 [Member]
Number of units issued (in Shares)	517,000		2,998,267
Unit, description	1 share of the Company's common stock and a warrant to purchase 15% of 1 share of the Company's common stock		1 share of its common stock and a warrant to purchase 15% of 1 share of its common stock
Price per unit (in Dollars per share)	$ 4		$ 1.5
Proceeds from Issuance of Private Placement	$ 1,753,849	$ 3,859,933	$ 3,859,933	$ 0							$ 2,070,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	77,550		449,740
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	4.5		2
Warrant call price (in Dollars per share)	$ 5		$ 4
Payments of Stock Issuance Costs	210,000
Professional Fees	110,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	67.00%		69.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.34%		0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Warrants, grant date fair value					178,077	178,077	131,310	131,310
Investor relations contract, shares to be issued (in Shares)									50,000	100,000
Investor relation contract service period										24 months
Stock Issued During Period, Shares, Issued for Services (in Shares)										50,000
Share Price (in Dollars per share)									$ 2.75	$ 2.75
Share-based Compensation	(22,917)	0	0	0					22,917
Proceeds from Issuance of Private Placement, Gross			4,500,000
Dividends and Interest Paid			$ 0	$ 2,172,590

Stockholders' Equity (Detail) - Schedule of warrant activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011
Number of Warrants [Member]
Number of warrants	899,480
Exercisable at September 30, 2012	983,280
Granted	155,100	899,480
Exercised	71,300	0
Forfeited	0	0
Expired	0	0
Number of warrants	983,280	899,480	899,480
Average exercise price [Member]
Average exercise price (in Dollars per share)	$ 2.39	$ 2	$ 2
Exercisable at September 30, 2012 (in Dollars per share)	$ 2.39
Granted (in Dollars per share)	$ 4.5	$ 2
Exercised (in Dollars per share)	$ 2	$ 0
Average exercise price (in Dollars per share)	$ 2.39	$ 2	$ 2
Weighted Average Remaining Contractual Term [Member]
Weighted average remaining contractual term in years	1 year 343 days	2 years 229 days	2 years 229 days
Exercisable at September 30, 2012	1 year 343 days	2 years 229 days	2 years 229 days
Granted	3 years	2 years 321 days
Weighted average remaining contractual term in years	1 year 343 days	2 years 229 days	2 years 229 days

Statutory Reserves (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of statutory reserve accounts	1	1
Statutory reserve, after income percentage	10.00%	10.00%
Statutory reserve, percentage of registered capital	50.00%	50.00%
Statutory reserve, percentage of registered capital minimum	25.00%	25.00%
Statutory Equity Reserves (in Dollars)	$ 6,241	$ 6,241	$ 6,241
Common welfare fund, voluntary contribution	5% to 10%	5% to 10%

Geographical Sales (Detail) - Schedule of sales by geographic region (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010
Sales	$ 19,204,877		$ 11,187,474		$ 46,351,192		$ 26,079,694		$ 43,162,026	$ 28,818,982
China [Member]
Sales	5,016,574	[1]	2,685,583	[1]	12,621,420	[1]	7,639,488	[1]	10,320,513	8,349,254
North America [Member]
Sales	7,822,570		5,058,940		18,282,841		8,836,430		19,140,472	2,933,829
Asia [Member]
Sales	322,495	[2]	177,949	[2]	715,410	[2]	485,839	[2]	713,683	1,266,273
Europe [Member]
Sales	4,868,838		2,631,431		11,747,812		7,540,789		10,743,066	14,059,678
Australia [Member]
Sales	238,139		283,540		522,507		590,796		837,684	1,064,426
Hong Kong [Member]
Sales	105,307		148,600		625,253		376,725		641,604	870,938
Other Countries [Member]
Sales	$ 830,954		$ 201,431		$ 1,835,949		$ 609,627		$ 765,004	$ 274,584

[1]	excluding Hong Kong
[2]	excluding China

Business Acquisition and Unaudited Pro Forma Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		4 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2011	Sep. 30, 2012 Diamond Bar [Member]	Sep. 30, 2011 Diamond Bar [Member]	Dec. 31, 2011 Diamond Bar [Member]	Sep. 30, 2012 Diamond Bar [Member]	Sep. 30, 2011 Diamond Bar [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price					$ 450,000		$ 450,000			$ 450,000
Net Income (Loss) Attributable to Parent	1,243,893	1,681,589	3,647,515	3,266,657	5,365,165	4,203,009		5,870,045		589,656	12,451,742
Revenue, Net	$ 19,204,877	$ 11,187,474	$ 46,351,192	$ 26,079,694	$ 43,162,026	$ 28,818,982			$ 892,302	$ 6,217,196		$ 1,230,494

Business Acquisition and Unaudited Pro Forma Information (Detail) - Schedule of purchase price allocation (USD $)	Dec. 31, 2011	Aug. 31, 2011
Cash	$ 141,231	$ 141,231
Accounts receivable	986,145	986,145
Inventory	786,776	786,776
Property and equipment	164,913	164,913
Customer relationship	50,000	50,000
Goodwill	218,606	218,606
Accounts payable	1,742,540	(1,742,540)
Other payable and accrued expenses	138,131	(138,131)
Deferred tax liability	17,000	(17,000)
Purchase price	$ 450,000	$ 450,000

Business Acquisition and Unaudited Pro Forma Information (Detail) - Business acquisition, Pro Forma Information (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net sales (in Dollars)	$ 12,462,962	$ 30,627,291	$ 47,710,088	$ 30,094,554
Net income (in Dollars)	$ 1,640,614	$ 3,147,306	$ 5,250,294	$ 4,172,385
Basic weighted average shares outstanding	16,431,723	13,451,350	14,506,915	9,685,000
Diluted weighted average shares outstanding	16,641,815	13,522,150	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.1	$ 0.23	$ 0.36	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.1	$ 0.23	$ 0.36	$ 0.43

Commitments and Contingencies (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Sep. 30, 2012 President [Member]	Dec. 31, 2011 President [Member]	Sep. 30, 2012 Nova Dongguan [Member]	Oct. 01, 2011 Nova Dongguan [Member]	Dec. 31, 2011 Nova Dongguan [Member]	Dec. 31, 2010 Nova Dongguan [Member]	Jun. 30, 2012 Capital contributions due by June 30, 2012 [Member]	Dec. 31, 2011 Capital contributions due by June 30, 2012 [Member]
Operating Leases, Rent Expense	$ 118,900	$ 49,463	$ 409,900	$ 56,394	$ 193,700	$ 13,200
Capital	20,000,000		20,000,000		20,000,000
Proceeds from Contributed Capital	1,000,000		0	0	0	500,000							13,600,000	11,890,000	11,890,000	10,900,000	6,400,000	8,110,000
Employment agreement, term							one-year employment agreements	one-year employment agreements		one-year employment agreements	one-year employment agreement	one-year employment agreement
Officers' Compensation							$ 100,000	$ 100,000	$ 80,000	$ 80,000	$ 80,000	$ 80,000

Commitments and Contingencies (Detail) - Schedule of estimated annual rental expense (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012 (October 1 to December 31)	$ 156,000	$ 322,000
2013	468,000	427,000
Total	$ 624,000	$ 749,000

Summary of Significant Accounting Policies (Detail) - Schedule of Unrecognized Tax Benefits Roll Forward (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Balance	$ 2,189,194	$ 1,346,203	$ 3,818,073
Increase in unrecorded tax benefits taken in current year	1,373,704	771,976
Exchange rate adjustment	146,231	71,015
Balance	$ 3,709,129	$ 2,189,194	$ 3,818,073

Summary of Significant Accounting Policies (Detail) - Schedule of earnings per share, basic and diluted (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income (in Dollars)	$ 1,243,893	$ 1,681,589	$ 3,647,515	$ 3,266,657	$ 5,365,165	$ 4,203,009
Weighted average shares outstanding - basic	18,518,089	16,431,723	18,460,955	13,451,350	14,506,915	9,685,000
Unexercised warrants and options	191,507	210,092	191,937	70,800	190,291	0
Weighted average shares outstanding - diluted	18,709,596	16,641,815	18,652,892	13,522,150	14,697,206	9,685,000
Earnings per share - basic (in Dollars per share)	$ 0.07	$ 0.1	$ 0.2	$ 0.24	$ 0.37	$ 0.43
Earnings per share - diluted (in Dollars per share)	$ 0.07	$ 0.1	$ 0.2	$ 0.24	$ 0.37	$ 0.43

Inventory (Detail) - Schedule of inventory, current (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw material	$ 29,711	$ 28,667	$ 160,302
Work in progress	585,435	436,980	575,067
Finished goods	2,163,481	1,382,434	282,335
	$ 2,778,627	$ 1,848,081	$ 1,017,704

Plant, Property and Equipment, Net (Detail) - Property, Plant and Equipment (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: accumulated depreciation	$ (3,205,278)	$ (2,759,521)	$ (1,965,173)
	8,594,748	8,721,186	8,192,937
Building and Workshops [Member]
Property, plant and equipment	7,361,148	7,604,331	7,197,084
Office Equipment [Member]
Property, plant and equipment	567,318	465,596	269,916
Vehicles [Member]
Property, plant and equipment	306,488	345,492	293,452
Machinery and Equipment [Member]
Property, plant and equipment	3,020,506	2,643,008	2,397,658
Museum Decoration and Renovation [Member]
Property, plant and equipment	$ 544,566	$ 422,280

INTANGIBLE ASSETS (Detail) - Schedule of Finite-Lived Intangible Assets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Less: accumulated amortization	$ (134,467)	$ (97,737)	$ (72,587)
Net	1,220,310	724,465	471,812
Land Use Right [Member]
Intangible assets	1,104,777	572,202	544,399
Customer Relationships [Member]
Intangible assets	50,000	50,000	0
Trademarks [Member]
Intangible assets	$ 200,000	$ 200,000	$ 0

Prepaid Expenses and Other Receivables (Detail) - Schedule of Other Curnet Assets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid expenses		$ 81,841
Other receivables		32,012	126,394
Total	$ 202,350	$ 113,853	$ 126,394

Accrued Liabilities and Other Payables (Detail) - Schedule of Accrued Liabilitites (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued liabilities and other payables	$ 925,930	$ 834,128	$ 1,065,421
Other Payables [Member]
Accrued liabilities and other payables	155,146	30,011	151,182
Salary Payable [Member]
Accrued liabilities and other payables	413,791	497,257	669,710
Franchising Subsidy [Member]
Accrued liabilities and other payables	173,997	187,758	121,914
Accrued Expenses [Member]
Accrued liabilities and other payables	$ 182,996	$ 119,102	$ 122,615

Income Taxes and Other Taxes Payable (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards, Expiration Dates		20 years beginning 2029
Corporate income tax, PRC	25.00%	25.00%
Undistributed Earnings of Foreign Subsidiaries	$ 10,500,000	$ 8,700,000	$ 2,500,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards		87,000	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 87,000	$ 0

Income Taxes and Other Taxes Payable (Detail) - Schedule of Taxes Payable (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes Payable	$ 863,740	$ 198,984	$ 197,785
Total income tax payable - noncurrent	4,407,302	4,016,266	2,368,795
Income Tax Payables [Member]
Taxes Payable		38,391	190,554
Other Taxes Payable [Member]
Taxes Payable		$ 160,593	$ 7,231

Income Taxes and Other Taxes Payable (Detail) - Schedule of Compnents of Income Before Income Taxes (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss subject to domestic income taxes only					$ (139,515)
Income subject to foreign income taxes only					6,965,191	5,238,090
Total	$ 1,754,435	$ 1,959,413	$ 4,695,161	$ 3,922,516	$ 6,825,676	$ 5,238,090

Income Taxes and Other Taxes Payable (Detail) - Schedule of Components of Income Tax Expense (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current
Federal					$ 707,533	$ 0
State					800	0
PRC					924,654	1,077,488
Total current			133,029		1,632,986	1,077,488
Deferred
Federal					(151,937)	0
State					(26,072)	0
PRC					5,534	(42,407)
Total deferred					(172,475)	(42,407)
Total	$ 510,542	$ 277,824	$ 1,047,646	$ 655,859	$ 1,460,511	$ 1,035,081

Income Taxes and Other Taxes Payable (Detail) - Schedule of Effective Income Tax Rate Reconciliation (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Tax at federal statutory rate					$ 2,320,730	$ 1,780,950
Domestic permanent differences					(104,501)	0
State tax					(25,272)	0
Foreign rate differential					(626,867)	(471,428)
Foreign permanent differences					(75,612)	31,653
ASC 740-10 uncertain tax position					1,508,213	874,554
Tax exemption					(1,504,950)	(1,180,648)
Other					(31,230)	0
Total	$ 510,542	$ 277,824	$ 1,047,646	$ 655,859	$ 1,460,511	$ 1,035,081

Income Taxes and Other Taxes Payable (Detail) - Schedule of the Effects of Tax Exemption (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aggregate dollar effect of tax exemption (in Dollars)	$ 1,504,950	$ 1,180,648
Basic EPS impact	$ 0.1	$ 0.12

Income Taxes and Other Taxes Payable (Detail) - Schedule of Deferred Taxes Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets
Accrued liabilities	$ 156,208	$ 156,974	$ 115,237
Noncurrent deferred tax liabilities:
Net noncurrent deferred tax assets (liabilities) before valuation allowance		126,274	(1,274)
Less: valuation allowance		(8,130)	0
Non-current deferred tax assets (liabilities), net		118,144	(1,274)
Federal & CA State Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		2,213	0
Federal & CA State NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		34,849	0
Intercompany Payable [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		131,521	0
Land Use Rights [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		7,016	17,468
PRC Fixed Asset and Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		962	916
NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		8,129	0
Federal & CA State Depreciation [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		(26,425)	0
Purchase Accounting [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		(17,000)	0
Prepaid Expenses [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		(5,672)	0
PRC Depreciation On Building [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		$ (9,319)	$ (19,658)

Stockholders' Equity (Detail) - Schedule of warrant activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2011
Number of Warrants [Member]
Granted	155,100	899,480
Exercised	71,300	0
Forfeited	0	0
Expired	0	0
Outstanding at December 31, 2011		899,480	899,480
Exercisable at December 31, 2011		899,480	899,480
Average exercise price [Member]
Granted (in Dollars per share)	$ 4.5	$ 2
Exercised (in Dollars per share)	$ 2	$ 0
Forfeited (in Dollars per share)		$ 0
Expired (in Dollars per share)		$ 0
Outstanding at December 31, 2011 (in Dollars per share)	$ 2.39	$ 2	$ 2
Exercisable at December 31, 2011 (in Dollars)		$ 2
Weighted Average Remaining Contractual Term [Member]
Granted	3 years	2 years 321 days
Exercised		0 years
Forfeited		0 years
Expired		0 years
Outstanding at December 31, 2011	1 year 343 days	2 years 229 days	2 years 229 days
Exercisable at December 31, 2011	1 year 343 days	2 years 229 days	2 years 229 days

Geographical Sales (Detail) - Schedule of sales by geographic region (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010
Sales	$ 19,204,877		$ 11,187,474		$ 46,351,192		$ 26,079,694		$ 43,162,026	$ 28,818,982
North America [Member]
Sales	7,822,570		5,058,940		18,282,841		8,836,430		19,140,472	2,933,829
Europe [Member]
Sales	4,868,838		2,631,431		11,747,812		7,540,789		10,743,066	14,059,678
China [Member]
Sales	5,016,574	[1]	2,685,583	[1]	12,621,420	[1]	7,639,488	[1]	10,320,513	8,349,254
Australia [Member]
Sales	238,139		283,540		522,507		590,796		837,684	1,064,426
Other Countries [Member]
Sales	830,954		201,431		1,835,949		609,627		765,004	274,584
Asia [Member]
Sales	322,495	[2]	177,949	[2]	715,410	[2]	485,839	[2]	713,683	1,266,273
Hong Kong [Member]
Sales	$ 105,307		$ 148,600		$ 625,253		$ 376,725		$ 641,604	$ 870,938

[1]	excluding Hong Kong
[2]	excluding China

Business Acquisition and Unaudited Pro Forma Information (Detail) - Schedule of purchase price allocation (USD $)	Dec. 31, 2011	Aug. 31, 2011
Cash	$ 141,231	$ 141,231
Accounts receivable	986,145	986,145
Inventory	786,776	786,776
Property and equipment	164,913	164,913
Customer relationship	50,000	50,000
Goodwill	218,606	218,606
Accounts payable	(1,742,540)	1,742,540
Other payable and accrued expenses	(138,131)	138,131
Deferred tax liability	(17,000)	17,000
Purchase price	$ 450,000	$ 450,000

Business Acquisition and Unaudited Pro Forma Information (Detail) - Business acquisition, pro forma information (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net sales (in Dollars)	$ 12,462,962	$ 30,627,291	$ 47,710,088	$ 30,094,554
Net income (in Dollars)	$ 1,640,614	$ 3,147,306	$ 5,250,294	$ 4,172,385
Basic weighted average shares outstanding	16,431,723	13,451,350	14,506,915	9,685,000
Diluted weighted average shares outstanding	16,641,815	13,522,150	14,697,206	9,685,000
Basic net earnings per share (in Dollars per share)	$ 0.1	$ 0.23	$ 0.36	$ 0.43
Diluted net earnings per share (in Dollars per share)	$ 0.1	$ 0.23	$ 0.36	$ 0.43

Commitments and Contingencies (Detail) - Schedule of future minimum rental payments for operating leases (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012	$ 156,000	$ 322,000
2013	468,000	427,000
Total	$ 624,000	$ 749,000